Goldman Sachs Trust

                          INSTITUTIONAL LIQUID ASSETS


 . Prime Obligations Portfolio

 . Money Market Portfolio

 . Government Portfolio

 . Treasury Obligations Portfolio

 . Treasury Instruments Portfolio

 . Federal Portfolio

 . Tax-Exempt Diversified Portfolio

 . Tax-Exempt California Portfolio

 . Tax-Exempt New York Portfolio


SEMIANNUAL REPORT                                             [LOGO]
                                                              Goldman
June 30, 1998                                                 Sachs

--------------------------------------------------------------------------------
GOLDMAN SACHS TRUST
INSTITUTIONAL LIQUID ASSETS

---------------------------------------  ---------------------------------------

TAXABLE PORTFOLIOS

  PRIME OBLIGATIONS PORTFOLIO. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  MONEY MARKET PORTFOLIO. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states municipalities and other entities, and repurchase agreements.

  GOVERNMENT PORTFOLIO. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  TREASURY OBLIGATIONS PORTFOLIO. Securities issued or guaranteed by the U.S Treasury and repurchase agreements relating to such securities.

  TREASURY INSTRUMENTS PORTFOLIO. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  FEDERAL PORTFOLIO. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

TAX-EXEMPT PORTFOLIOS

  TAX-EXEMPT DIVERSIFIED PORTFOLIO. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  TAX-EXEMPT CALIFORNIA PORTFOLIO. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  TAX-EXEMPT NEW YORK PORTFOLIO. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.
---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA PRIME OBLIGATIONS PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--34.1%
BANK HOLDING COMPANIES
Park Ave Receivable
$16,395,000               5.52%                        07/10/98                       $ 16,372,375
Receivables Capital Corp.
 25,000,000               5.53                         08/14/98                         24,831,028
BUSINESS CREDIT INSTITUTIONS
Ford Motor Credit Company
 10,000,000               5.49                         07/24/98                          9,964,925
General Electric Capital Corp.
  5,000,000               5.43                         08/24/98                          4,959,275
 25,000,000               5.53                         09/02/98                         24,758,063
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 35,000,000               5.84                         03/30/99                         35,000,000
RECEIVABLE/ASSET FINANCINGS
Asset Portfolio Fund
  5,000,000               5.53                         07/09/98                          4,993,856
Corporate Receivables Corp.
 10,000,000               5.53                         07/22/98                          9,967,742
 15,000,000               5.52                         09/10/98                         14,836,700
Enterprise Funding Corp.
 26,100,000               5.52                         07/14/98                         26,047,974
WCP Funding Inc.
 40,000,000               5.54                         09/04/98                         39,601,333
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
 10,000,000               5.53                         07/29/98                          9,957,028
 20,000,000               5.52                         09/15/98                         19,766,933
Morgan Stanley Dean Witter
 25,000,000               5.52                         07/16/98                         24,942,500
Salomon Smith Barney Holdings, Inc.
 20,000,000               5.47                         07/13/98                         19,963,533
 25,000,000               5.53                         07/23/98                         24,915,514
--------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                      $310,878,779
--------------------------------------------------------------------------------------------------
BANK NOTES--13.8%
Bank of Boston, N.A.
$10,000,000               5.99%                        08/13/98                       $ 10,000,000
 10,000,000               5.97                         10/21/98                         10,000,000
 10,000,000               5.76                         03/31/99                         10,000,000
 10,000,000               5.74                         04/15/99                          9,996,977
Bank of New York
  8,500,000               5.57                         03/17/99                          8,493,928

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
FCC National Bank
$20,000,000               6.01%                        07/06/98                       $ 19,999,922
First Tennessee Bank, N.A.
 10,000,000               5.65                         03/02/99                          9,996,791
 10,000,000               5.82                         04/30/99                          9,995,234
Huntington National Bank
 12,000,000               5.82                         11/13/98                         11,998,301
JP Morgan & Co., Inc.
  5,000,000               5.75                         03/10/99                          5,000,000
Merrill Lynch & Co., Inc.
 10,000,000               5.97                         08/14/98                         10,000,000
  5,000,000               5.79                         04/28/99                          5,000,000
PNC Bank, N.A.
  5,000,000               5.71                         04/26/99                          4,997,647
--------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                      $125,478,800
--------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTE--0.5%
Ocean Spray Cranberries, Inc.
$ 5,000,000               5.66%                        05/01/08                       $  5,000,000
--------------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTE                                                          $  5,000,000
--------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--39.4%
Bank One Texas
$25,000,000               5.47%                        07/01/98                       $ 25,000,000
Comerica Bank Detroit
 25,000,000               5.55                         06/10/99                         24,983,818
Commonwealth Life Insurance Co.
 20,000,000               5.81                         05/06/99                         20,000,000
Corestates Bank, N.A.
 25,000,000               5.61                         10/30/98                         25,000,000
 10,000,000               5.60                         04/23/99                         10,000,000
Dakota Certificates
 10,000,000               5.51                         07/23/98                          9,966,328
 15,000,000               5.51                         09/10/98                         14,836,996
FCC National Bank
 10,000,000               5.32                         07/28/98                          9,999,425
First National Bank
 10,000,000               5.52                         06/02/99                          9,993,214
First Tennessee Bank, N.A.
 10,000,000               5.57                         04/23/99                          9,996,026
Ford Motor Credit Company
 10,000,000               5.95                         02/22/99                         10,020,147

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA PRIME OBLIGATIONS PORTFOLIO (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
JP Morgan & Co., Inc.(c)
$30,000,000              5.55%                      07/07/99                     $ 29,982,450
Merrill Lynch & Co., Inc.
 10,000,000              5.61                       08/03/98                        9,999,955
 10,000,000              5.61                       03/16/99                       10,000,000
New York Life Insurance Co.
 10,000,000              5.67                       12/03/98                       10,000,000
Old Kentucky Bank & Trust Co.
 10,000,000              5.60                       04/30/99                        9,995,939
Pacific Mutual Life Insurance Co.
 25,000,000              5.64                       03/01/99                       25,000,000
PNC Bank, N.A.
 25,000,000              5.55                       08/28/98                       24,997,666
SMM Trust Series 1997-X
 10,000,000              5.66                       12/14/98                       10,000,000
Southtrust Bank of Alabama, N.A.
  5,000,000              5.57                       04/21/99                        4,998,027
 25,000,000              5.54                       06/14/99                       24,984,774
U.S. Bank, N.A.
 30,000,000              5.54                       06/16/99                       29,982,994
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                 $359,737,759
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--7.7%
Bankers Trust Securities Corp.
$10,000,000              5.77%                      05/21/99                     $  9,994,820
Crestar Bank
 45,000,000              5.58                       08/25/98                       45,000,000
Mellon Bank, N.A.
 15,000,000              5.57                       09/08/98                       15,000,000
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                    $ 69,994,820
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--7.6%
Joint Repurchase Agreement Account
$19,300,000              5.90%                      07/01/98                      $19,300,000
Joint Repurchase Agreement Account II(d)
 50,000,000              5.83                       07/01/98                       50,000,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                      $ 69,300,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $940,390,158(b)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) A portion of this security is segregated for a when-issued security.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--12.7%
BANK HOLDING COMPANIES
Bankers Trust Securities Corp.
$10,000,000             5.43%                          09/02/98                       $  9,904,975
RECEIVABLE/ASSET FINANCINGS
Asset Portfolio Funding
 24,424,000             5.52                           07/22/98                         24,345,355
Receivables Capital Corp.
 30,000,000             5.52                           07/23/98                         29,898,800
WCP Funding Inc.
 25,000,000             5.52                           08/24/98                         24,793,000
 25,000,000             5.52                           09/09/98                         24,731,667
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
 10,000,000             5.53                           07/29/98                          9,957,028
 20,000,000             5.52                           09/15/98                         19,766,933
Salomon Smith Barney Holdings, Inc.
 20,000,000             5.47                           07/13/98                         19,963,533
--------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                      $163,361,291
--------------------------------------------------------------------------------------------------
BANK NOTES--1.4%
Bank of Western Australia Ltd.
$ 5,000,000             5.65%                          02/19/99                       $  4,997,996
Huntington National Bank
  3,000,000             5.82                           11/13/98                          2,999,575
Morgan Guaranty Trust Co.
 10,000,000             5.93                           08/31/98                          9,999,361
--------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                      $ 17,996,932
--------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--14.0%
Banque National de Paris
$15,000,000             5.58%                          08/25/98                       $ 15,000,223
CIBC, New York
 15,000,000             5.66                           02/26/99                         14,995,274
Commerzbank
  5,000,000             5.65                           02/26/99                          4,998,424
Credit Agricole Indosuez, New York
 15,000,000             5.95                           08/13/98                         14,999,156
 10,000,000             5.74                           04/26/99                          9,995,295
Creditanstalt, New York
 10,000,000             5.85                           05/03/99                          9,995,991

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR (CONTINUED)
Den Danske Bank Corp.
$10,000,000             5.75%                          04/26/99                       $  9,996,079
National Bank of Canada
 10,000,000             5.78                           05/19/99                          9,994,766
 15,000,000             5.76                           06/10/99                         14,991,879
Societe Generale, New York
 10,000,000             5.91                           10/20/98                          9,997,239
 15,000,000             5.66                           02/26/99                         14,996,213
  5,000,000             5.71                           03/29/99                          4,998,578
 10,000,000             5.63                           04/06/99                          9,987,078
Swiss Bank Corp.
 35,000,000             5.71                           07/02/98                         35,000,054
--------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                          $179,946,249
--------------------------------------------------------------------------------------------------
SOVEREIGN CREDIT--19.2%
Asset Securitization Coop Corp.
$25,000,000             5.51%                          09/03/98                       $ 24,755,111
Banca Crt Financial Corp.
 18,000,000             5.54                           07/07/98                         17,983,380
 25,000,000             5.45                           09/01/98                         24,765,347
Diageo Capital PLC
 20,000,000             5.47                           08/26/98                         19,829,822
Eksportfinans
 14,650,000             5.47                           07/02/98                         14,647,774
Four Winds Funding Corp.
 15,000,000             5.54                           07/14/98                         14,969,992
IMI Funding Corp., U.S.A.
 11,941,000             5.52                           09/03/98                         11,823,819
Province of Quebec
 10,000,000             5.53                           07/15/98                          9,978,494
Rose One
 38,374,000             5.55                           09/01/98                         38,007,209
Sheffield Receivables Corp.
 24,945,000             5.52                           08/26/98                         24,730,806
Unifunding, Inc.
 20,000,000             5.45                           09/09/98                         19,788,056
Windmill Funding
 25,000,000             5.52                           09/15/98                         24,708,667
--------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN CREDIT                                                                $245,988,477
--------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal                Interest                       Maturity                        Amortized
  Amount                    Rate                           Date                            Cost
---------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--36.7%
Bank of Austria AG
$30,000,000               5.53%                          06/04/99                       $29,980,831
Barclays Bank PLC
 30,000,000               5.52                           06/02/99                        29,978,739
Bayerische Landesbank
 15,000,000               5.53                           02/25/99                        14,993,364
 10,000,000               5.52                           06/29/99                         9,992,668
Commonwealth Life Insurance Co.
 25,000,000               5.81                           05/06/99                        25,000,000
CP Trust Certificates Series 1996-1
 20,000,000               5.84                           03/30/99                        20,000,000
Dauphin Deposit Bank & Trust
 10,000,000               5.63                           08/04/98                         9,999,638
Den Danske Bank, New York
  5,000,000               5.60                           03/25/99                         4,999,650
 15,000,000(c)            5.56                           07/02/99                        14,992,614
FCC National Bank
 10,000,000               5.32                           07/28/98                         9,999,425
First Tennessee Bank, N.A.
 10,000,000               5.57                           04/23/99                         9,996,026
General Electric Capital Corp.
 20,000,000               5.61                           11/09/98                        20,000,000
Istituto Bancario, New York
 15,000,000               5.54                           04/14/99                        14,994,232
 30,000,000               5.57                           05/24/99                        29,981,545
  5,000,000               5.56                           06/08/99                         4,996,782
Merrill Lynch & Co., Inc.
 11,000,000               5.89                           01/22/99                        11,015,542
 15,000,000               5.61                           02/09/99                        15,000,000
 10,000,000               5.61                           03/16/99                        10,000,000
  5,000,000               5.84                           05/10/99                         5,008,700
Morgan Stanley Dean Witter, Inc.
 20,000,000               5.62                           11/20/98                        20,000,000
 15,000,000               5.61                           01/15/99                        14,999,215
New York Life Insurance Co.
 10,000,000               5.67                           12/03/98                        10,000,000
Old Kentucky Bank & Trust Co.
 10,000,000               5.60                           04/30/99                         9,995,939
PNC Bank, N.A.
 15,000,000               5.55                           08/28/98                        14,998,599
SMM Trust Series 1997-X
 10,000,000               5.66                           12/14/98                        10,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Societe Generale, New York
 $ 5,000,000           5.58%                      05/07/99                   $    4,998,104
   5,000,000           5.56                       05/26/99                        4,996,629
Southtrust Bank, N.A.
  20,000,000           5.57                       04/21/99                       19,992,106
Svenska Handelsbanken, New York
  45,000,000           5.54                       06/01/99                       44,975,645
U.S. Bank, N.A.
  15,000,000           5.99                       09/03/98                       15,009,364
  10,000,000           5.99                       09/10/98                       10,006,874
----------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                             $  470,902,231
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--1.6%
Chase Manhattan Bank U.S.A.
 $20,000,000           5.62%                      07/07/98                   $   20,000,000
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $   20,000,000
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--15.5%
Joint Repurchase Agreement Account
$148,400,000           5.90%                      07/01/98                   $  148,400,000
Joint Repurchase Agreement Account II(d)
  50,000,000           5.83                       07/01/98                       50,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  198,400,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $1,296,595,180(b)
----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) A portion of this security is segregated for a when-issued security.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA GOVERNMENT PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--60.6%
Federal Farm Credit Bank
 $15,000,000            5.70%                        12/01/98                     $ 14,993,374
  12,000,000            5.65                         01/04/99                       11,991,134
Federal Home Loan Bank
   6,485,000            5.71                         10/01/98                        6,484,499
   3,000,000            5.61                         06/18/99                        2,998,403
Federal Home Loan Mortgage Corp.
  30,000,000            5.43                         07/01/98                       30,000,000
  35,000,000            5.46                         01/26/99                       34,986,361
  15,000,000            5.45(a)                      05/04/99                       14,990,664
Federal National Mortgage Association
  75,000,000            5.45                         01/22/99                       74,975,004
  25,000,000            5.44                         02/17/99                       24,987,580
   9,000,000            5.41                         02/23/99                        8,989,629
  10,000,000            5.53                         03/11/99                        9,994,732
  15,000,000            5.61                         05/21/99                       14,989,666
Student Loan Marketing Association
   8,200,000            5.79                         09/16/98                        8,200,280
-------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          $258,581,326
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--39.5%
CIBC Oppenheimer, Dated 06/30/98, Repurchase Price $25,004,097 (FHLMC:
 $25,566,450, 7.00%, 06/01/26-05/01/28)
$ 25,000,000            5.90%                        07/01/98                     $ 25,000,000
JP Morgan Securities, Inc., Dated 04/16/98, Repurchase Price $10,136,714
 (GNMA: $10,200,001, 8.50%-9.00%, 06/15/16-07/15/27)
  10,000,000            5.53                         07/14/98                       10,000,000
JP Morgan Securities, Inc., Dated 06/09/98, Repurchase Price $30,422,392
 (GNMA: $30,600,000, 8.50%-9.00%, 12/15/16-11/15/27)
  30,000,000            5.57                         09/08/98                       30,000,000
Joint Repurchase Agreement Account
 103,700,000            5.90                         07/01/98                      103,700,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $168,700,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $427,281,326(b)
-------------------------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY OBLIGATIONS PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--9.3%
U.S. Treasury Notes
 $15,000,000               5.88%                        11/02/98                       $ 15,007,668
  20,000,000               5.88                         02/01/99                         20,022,001
   5,000,000               8.88                         02/16/99                          5,101,452
  11,000,000               6.25                         03/31/99                         11,057,980
   8,000,000               7.00                         04/15/99                          8,089,302
  15,000,000               6.38                         04/30/99                         15,095,254
   5,000,000               6.38                         05/15/99                          5,032,500
   5,000,000               6.25                         06/01/99                          5,030,835
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        $ 84,436,992
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--90.0%
Bear Stearns Companies, Inc., Dated 06/30/98, Repurchase Price $32,005,244
 (U.S. Treasury Notes: $32,670,737, 5.50%-8.88%,
 11/15/98-02/29/00)
$ 32,000,000               5.90%                        07/01/98                       $ 32,000,000
BZW Securities, Dated 06/30/98, Repurchase Price $40,006,500 (U.S. Treasury
 Notes: $40,800,574, 6.375%-6.75%, 06/30/99-05/15/00)
  40,000,000               5.85                         07/01/98                         40,000,000
C.S. First Boston Corp., Dated 06/30/98, Repurchase Price $40,006,722 (U.S.
 Treasury Stripped Interest Only Securities: $41,415,009, 08/15/98-08/15/06)
  40,000,000               6.05                         07/01/98                         40,000,000
Chase Manhattan Bank U.S.A., Dated 06/30/98, Repurchase Price $40,006,556
 (U.S. Treasury Notes: $40,803,021, 6.25%-7.875%, 05/31/01-10/31/01)
  40,000,000               5.90                         07/01/98                         40,000,000
CIBC Oppenheimer, Dated 06/30/98, Repurchase Price $40,006,278 (Total
 Collateral Value $40,804,117 consisting of U.S. Treasury Bill: 10/15/98;
 U.S. Treasury Notes: 5.75%-6.75%, 08/31/99-10/31/02)
  40,000,000               5.65                         07/01/98                         40,000,000
Dresdner Kleinwort Benson, N.A., Dated 06/30/98, Repurchase Price
 $32,005,067 (Total Collateral Value $32,643,625 consisting of U.S. Treasury
 Notes: 5.25%-8.25%, 07/15/98-05/15/08)
  32,000,000               5.70                         07/01/98                         32,000,000
Goldman Sachs & Co., Dated 06/30/98, Repurchase Price $40,006,444 (Total
 Collateral Value $40,800,691 consisting of U.S. Treasury Stripped Interest
 Only Securities: 08/15/98-05/15/02; U.S. Treasury Stripped Principal Only
 Security: 05/15/99; U.S. Treasury Stripped Security: 02/15/01)
  40,000,000               5.80                         07/01/98                         40,000,000

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
JP Morgan Securities, Inc., Dated 06/30/98, Repurchase Price $40,006,444
 (U.S. Treasury Note: $40,800,552, 6.50%, 05/31/01)
$ 40,000,000              5.80%                      07/01/98                     $ 40,000,000
Lehman Brothers Inc., Dated 06/30/98, Repurchase Price $40,006,500 (U.S.
 Treasury Note: $40,786,385, 5.50%, 02/15/98)
  40,000,000              5.85                       07/01/98                       40,000,000
Merrill Lynch Government Securities, Inc., Dated 06/30/98, Repurchase
 Price $40,006,389 (U.S. Treasury Stripped Interest Only Securities:
 $40,801,528, 02/15/99-08/15/26)
  40,000,000              5.75                       07/01/98                       40,000,000
Nomura Securities International, Inc., Dated 06/30/98, Repurchase Price
 $30,022,917 (U.S. Treasury Notes: $30,600,593, 5.625%-6.25%, 11/30/98-
 04/30/01)
  30,000,000              5.50                       07/02/98                       30,000,000
Joint Repurchase Agreement Account
 400,600,000              5.90                       07/01/98                      400,600,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $814,600,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $899,036,992(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY INSTRUMENTS PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--98.6%
U.S. Treasury Bills
$ 11,400,000              4.52%                      07/09/98                     $ 11,388,549
   6,300,000              4.80                       07/09/98                        6,293,280
   3,200,000              4.85                       07/30/98                        3,187,498
  18,300,000              4.99                       08/06/98                       18,208,683
   5,400,000              5.01                       08/06/98                        5,372,946
  55,200,000              4.88                       08/13/98                       54,878,742
   6,900,000              4.90                       08/20/98                        6,853,042
  26,800,000              5.09                       08/20/98                       26,610,539
   9,600,000              4.93                       09/03/98                        9,515,861
  24,300,000              5.01                       09/17/98                       24,036,223
  45,000,000              5.02                       09/17/98                       44,511,038
  80,000,000              5.03                       09/17/98                       79,128,133
U.S. Treasury Notes
 172,000,000              8.25                       07/15/98                      172,190,412
  50,000,000              5.25                       07/31/98                       50,009,766
  38,600,000              6.25                       07/31/98                       38,631,914
  45,200,000              5.88                       08/17/98                       45,227,539
 100,000,000              9.25                       08/17/98                      100,476,425
  35,000,000              6.00                       09/30/98                       35,049,954
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $731,570,544
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $731,570,544(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA FEDERAL PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                    Amortized
   Amount                  Rate                           Date                         Cost
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--102.8%
Federal Farm Credit Bank
$ 45,000,000             5.46-5.55%                     07/01/98                   $ 45,000,000
   8,000,000                  5.39                      07/06/98                      7,994,011
  25,000,000             5.40-5.50                      07/07/98                     24,977,333
  49,500,000             5.39-5.49                      07/08/98                     49,448,107
   7,700,000                  5.42                      07/23/98                      7,674,496
  25,000,000                  5.43                      07/28/98                     24,998,340
 210,000,000(d)               5.42(a)                   08/03/98                    210,000,000
  29,300,000                  5.39                      08/03/98                     29,155,234
  10,000,000                  5.40                      08/11/98                      9,938,557
  15,000,000                  5.32                      08/13/98                     14,904,683
  60,000,000             5.32-5.33                      08/14/98                     59,609,745
  20,000,000                  5.75                      09/11/98                     19,996,449
  30,000,000                  5.70                      12/01/98                     29,986,747
  75,000,000                  5.61                      01/04/99                     75,000,000
  40,000,000                  5.38                      03/02/99                     39,954,676
 125,000,000                  5.46                      04/15/99                    124,951,494
  25,000,000                  5.45                      05/03/99                     24,989,682
  20,000,000                  5.60                      06/01/99                     19,989,229
  65,000,000(c)               5.56                      07/01/99                     64,961,871
Federal Home Loan Bank
  24,200,000             5.40-5.55                      07/01/98                     24,200,000
  30,000,000                  5.39                      07/06/98                     29,977,542
  50,000,000                  5.43                      07/07/98                     49,999,200
 107,195,000             5.39-5.40                      07/08/98                    107,082,580
  20,000,000                  5.39                      07/10/98                     19,973,050
  54,500,000             5.38-5.39                      07/15/98                     54,385,804
  10,000,000                  5.41                      07/15/98                      9,978,961
  50,000,000                  5.39                      07/22/98                     49,842,792
 200,000,000                  5.43                      07/23/98                    199,988,073
  70,000,000                  5.38                      08/07/98                     69,612,939
  29,200,000                  5.40                      08/19/98                     28,985,380
  38,300,000                  5.38                      08/21/98                     38,008,090
  72,205,000                  5.39                      09/09/98                     71,448,251
  50,000,000                  5.43                      09/17/98                     49,991,594
 125,000,000                  5.44                      10/02/98                    124,975,416
  30,000,000                  5.70                      10/23/98                     29,991,473

  Principal           Interest                   Maturity                 Amortized
    Amount              Rate                       Date                     Cost
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Bank (continued)
$   32,400,000         5.39-5.41%                 07/17/98             $    32,322,184
   100,000,000              5.46(a)               02/11/99                  99,957,786
    40,000,000              5.60                  03/10/99                  39,998,895
    20,000,000              5.61                  06/18/99                  19,989,353
Student Loan Marketing Association
    20,000,000              5.79                  09/16/98                  20,003,692
   105,000,000              5.56                  04/01/99                 104,969,259
    50,000,000              5.62                  04/16/99                  49,980,601
    20,000,000              5.63                  06/02/99                  19,991,090
    10,135,000              5.63                  06/30/99                  10,130,522
Tennessee Valley Authority
    50,000,000         5.39-5.49                  07/08/98                  49,947,576
    27,300,000              5.39                  07/24/98                  27,205,989
    25,000,000              5.36                  07/27/98                  24,903,222
    25,000,000              5.38                  08/06/98                  24,865,500
    50,000,000              5.38                  08/13/98                  49,678,694
    60,000,000              5.39                  09/21/98                  59,263,368
-----------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                               $ 2,475,179,530
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                       $2,475,179,530(b)
-----------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, Federal Funds, Prime lending rate, or 30 day discount note rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) A portion of this security is segregated for a when-issued security.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
ALABAMA--4.8%
Columbia IDB PCRB Series 1996 A for Alabama Power Co. (VMIG1)
$15,400,000            3.90%                        07/01/98                     $   15,400,000
Columbia IDB PCRB Series 1995 B for Alabama Power Co. (A-1/VMIG1)
 21,700,000            3.90                         07/01/98                         21,700,000
Homewood RB for Stamford University (Bank of Nova Scotia LOC)
 (A-1+/VMIG1)
 25,200,000            3.90                         07/01/98                         25,200,000
Mobile County IDA PCRB Series 1984 for M&T Chemicals (Bankers Trust
 Company LOC) (A1)
  3,000,000            3.63                         07/07/98                          3,000,000
Mobile IDA PCRB Series 1993 A for Alabama Power (A1/VMIG1)
  7,000,000            3.60                         07/07/98                          7,000,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  6,720,000            3.50                         07/07/98                          6,720,000
-----------------------------------------------------------------------------------------------
                                                                                 $   79,020,000
-----------------------------------------------------------------------------------------------
ALASKA--0.9%
City of Valdez Term RB Series 1993 B for Exxon Pipeline Co. (A-1+)
$ 7,000,000            3.70%                        07/01/98                     $    7,000,000
Valdez Marine Terminal RB Series 1993 C for Exxon Corp. (A-1+)
  7,500,000            3.70                         07/01/98                          7,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   14,500,000
-----------------------------------------------------------------------------------------------
ARIZONA--0.1%
City of Tempe Variable Rate Excise Tax RB Series 1998 (A-1+/VMIG1)
$   800,000            3.85%                        07/01/98                     $      800,000
-----------------------------------------------------------------------------------------------
ARKANSAS--1.1%
Crossett PCRB Series 1991 for Georgia Pacific Corp. (Suntrust Bank LOC)
 (AA3)
$ 9,500,000            3.60%                        07/07/98                     $    9,500,000
Union County PCRB Series 1988 for Great Lakes Chemical(c) (A-1+)
  9,000,000            3.74                         07/07/98                          9,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   18,500,000
-----------------------------------------------------------------------------------------------
CALIFORNIA--0.9%
MSR Public Power Agency RB Series 1997 D for San Juan Project (MBIA)(A-
 1+/VMIG1)
$10,700,000            3.15%                        07/07/98                     $   10,700,000
San Diego County Variable Rate RB Series 1985 C for Country Hills (FNMA)
 (A-1+)
  4,700,000            3.00                         07/07/98                          4,700,000
-----------------------------------------------------------------------------------------------
                                                                                 $   15,400,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
FLORIDA--1.3%
Dade County Water & Sewer System RB Series 1994 (FGIC)
 (A-1+/VMIG1)
$10,000,000            3.40%                        07/07/98                     $   10,000,000
Putnam County Development Authority RB Series 1984 H for Seminole Electric
 (Cooperative Finance Corp.) (A-1/VMIG1)
 10,785,000            3.65                         07/07/98                         10,785,000
-----------------------------------------------------------------------------------------------
                                                                                 $   20,785,000
-----------------------------------------------------------------------------------------------
GEORGIA--12.4%
Albany Dougherty First PCRB for Philip Morris Co. (A-1/P-1)
$17,000,000            3.60%                        07/07/98                     $   17,000,000
Albany Dougherty PCRB First Series 1991 for Georgia Power Co. (A-1+)
  2,120,000            3.60                         07/07/98                          2,120,000
Atlanta Water & Sewer RB Eagle Tax-exempt Trust Class A Series 1997 (FGIC)
 (A1+C)
 10,500,000            3.68                         07/07/98                         10,500,000
Bartow County PCRB Series 1997 for Georgia Power Co. (VMIG1)
 20,300,000            3.90                         07/01/98                         20,300,000
Burke County PCRB First Series 1992 for Georgia Power Co. (A-1+)
 12,425,000            3.60                         07/07/98                         12,425,000
Burke County PCRB Ninth Series 1994 for Georgia Power Co.
 (A-1/VMIG1)
 11,200,000            3.90                         07/01/98                         11,200,000
Burke County PCRB Series 1993 A for Oglethorpe Power Corp. (FGIC)
 (A-1+)
  4,100,000            3.40                         07/07/98                          4,100,000
Cobb County Development Authority RB Series 1998 (Suntrust Bank LOC) (AA3)
  5,525,000            3.60                         07/07/98                          5,525,000
Cobb County Power Operations, Inc. First Series 1991 for Georgia Power Co.
 (VMIG1)
  8,330,000            3.60                         07/07/98                          8,330,000
Columbus Hospital Authority RB for St. Francis Hospital (Suntrust Bank
 LOC) (VMIG1)
  6,950,000            3.60                         07/07/98                          6,950,000
Coweta County PCRB First Series 1996 for Georgia Power Co. (A-1/VMIG1)
  1,600,000            3.90                         07/01/98                          1,600,000
Dekalb County Hospital Authority RB Series 1993 B (Suntrust Bank LOC)
 (AA3/VMIG1)
  5,200,000            3.60                         07/07/98                          5,200,000
Dekalb County IDA VRDN Series 1994 for Siemens Energy and Automation Inc.
 (P-1)
  3,750,000            3.55                         07/07/98                          3,750,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Fulco Hospital Authority Series 1992 Revenue Anticipation Certificates
 (Suntrust Bank LOC) (A-1+)
$ 6,500,000             3.60%                          07/07/98                       $  6,500,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series A
 (ABN Amro Bank/Bayerische Landes Bank Girozentrale/ Morgan Guaranty
 Trust/Credit Suisse/Wachovia Bank LOC) (A-1+)
 24,900,000             3.40                           07/07/98                         24,900,000
Heard County IDA PCRB Series 1996 for Georgia Power Co. (A- 1/VMIG1)
  1,800,000             3.90                           07/01/98                          1,800,000
Henry County IDA PCRB Series 1993 for Georgia Pacific Inc. (Suntrust Bank
 LOC) (AA3)
  4,000,000             3.60                           07/07/98                          4,000,000
Meag Project One Subordinated Bonds Series 1994 D (ABN Amro Bank LOC) (A-
 1+/VMIG1)
  6,000,000             3.50                           07/07/98                          6,000,000
Meag Project One Subordinated Bond Series 1994 E (ABN Amro Bank LOC) (A-
 1+/VMIG1)
 21,300,000             3.40                           07/07/98                         21,300,000
Monroe County IDA PCRB Series 1997 A (A-1/VMIG1)
  4,700,000             3.90                           07/01/98                          4,700,000
Putnam County Development Authority PCRB First Series 1998 for Georgia
 Power Co. (A-1/VMIG1)
  2,300,000             4.10                           07/01/98                          2,300,000
Putnam County PCRB First Series 1996 for Georgia Power Co. Plant Branch
 (VMIG1)
  7,600,000             4.10                           07/01/98                          7,600,000
Savannah Economic Development Authority PCRB VRDN for Savannah Electric &
 Power (A-1/VMIG1)
  4,085,000             3.60                           07/07/98                          4,085,000
State of Georgia GO Puttable Floating Option Series Pa-246 (A1+C)
 10,205,000             3.68                           07/07/98                         10,205,000
--------------------------------------------------------------------------------------------------
                                                                                      $202,390,000
--------------------------------------------------------------------------------------------------
IDAHO--1.2%
State of Idaho TRANS(b) (SP1+/MIG1)
$20,000,000             4.50%                          07/15/99                       $ 20,173,000
--------------------------------------------------------------------------------------------------
ILLINOIS--9.1%
Belleville IDA for Weyerhaeuser Company Series 1993 (A-1)
$ 1,800,000             3.70%                          07/07/98                       $  1,800,000
Chicago GO Tender Notes Series 1997 (Morgan Guaranty Trust LOC) (SP1+/MIG1)
 31,500,000             3.55                           10/29/98                         31,500,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
Cook County GO Variable Rate Series 1996 (A-1+/VMIG1)
$50,700,000             3.50%                          07/07/98                       $ 50,700,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  2,600,000             3.60                           07/07/98                          2,600,000
Illinois Health Facilities Authority VRDN for Resurrection Healthcare
 (VMIG1)
  9,500,000             3.80                           07/01/98                          9,500,000
Illinois Health Facilities Authority VRDN Series 1985 C Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC)
 (A-1/VMIG1)
 16,575,000             3.50                           07/07/98                         16,575,000
Illinois Health Facilities Authority VRDN Series 1985 D Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC)
 (A-1/VMIG1)
  8,300,000             3.50                           07/07/98                          8,300,000
Illinois Health Facilities Authority VRDN Series 1995 (A-1+/VMIG1)
  1,700,000             3.60                           07/07/98                          1,700,000
Illinois Health Facilities Authority VRDN Series 1998 for Evanston
 Northwestern Health Care Corp. (A-1+/VMIG1)
  7,500,000             3.70                           06/01/99                          7,500,000
Illinois Health Facility Authority RB Series 1990 A for SSM Health Care
 (Rabobank Nederland LOC) (VMIG1)
  3,000,000             3.85                           08/17/98                          3,000,000
Sauget PCRB VRDN Series 1992 (Monsanto) (P-1)
  3,300,000             3.65                           07/07/98                          3,300,000
Societe Generale Municipal Securities Trust Receipts RB Series 1996 A for
 Chicago Midway Airport (MBIA)(A1+C)
 12,000,000             3.68                           07/07/98                         12,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $148,475,000
--------------------------------------------------------------------------------------------------
INDIANA--3.9%
Fort Wayne Hospital Authority VRDN Series 1985 C and D (Bank of America
 LOC) (VMIG1)
$ 1,180,000             3.40%                          07/07/98                       $  1,180,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 C (Bank of America
 LOC) (VMIG1)
  7,655,000             3.40                           07/07/98                          7,655,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1989 B (Bank of America
 LOC) (VMIG1)
 15,700,000             3.40                           07/07/98                         15,700,000
Gary Industrial CP Series 1986 for U.S. Steel Project (Bank of New York
 LOC) (A-1+/P-1)
 10,000,000             3.70                           10/09/98                         10,000,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
INDIANA (CONTINUED)
Indiana Health Facility Authority Variable Rate RB Series 1997 E for
 Daughters of Charity National Health System (A-1+/VMIG1)
$15,000,000             3.40%                          07/07/98                       $15,000,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A
 (MBIA)(A-1/VMIG1)
  5,000,000             3.60                           07/07/98                         5,000,000
Schererville Economic Development VRDN Series 1983 for Avery International
 Corp. Project (Bankers Trust LOC) (A1)
  4,000,000             3.63                           07/07/98                         4,000,000
Warrick County PCRB Series 1992 for Aluminum Company of America (A-1)
  5,000,000             3.65                           07/07/98                         5,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $63,535,000
-------------------------------------------------------------------------------------------------
IOWA--2.4%
City of Chillicothe PCRB Series 1993 A for Mid American Energy Company (A-
 1/VMIG1)
$   900,000             3.55%                          07/07/98                       $   900,000
City of Salix PCRB VRDN for Midwest Power Systems (A-1/VMIG1)
 21,795,000             3.55                           07/07/98                        21,795,000
Louisa County PCRB Series 1986 for Iowa-Illinois Gas & Electric
 Co./Midamerican Energy Co. (VMIG1)
 15,400,000             3.60                           07/07/98                        15,400,000
Muscatine County VRDN Series 1992 (Monsanto Corp.) (P-1)
  1,000,000             3.65                           07/07/98                         1,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $39,095,000
-------------------------------------------------------------------------------------------------
KENTUCKY--2.6%
Calvert VRDN for Air Products and Chemicals Inc. Project (A-1)
$ 1,000,000             3.65%                          07/07/98                       $ 1,000,000
Kentucky Economic Development Finance Authority Adjustable Rate Hospital
 Facilities RB Series 1997 D for The Health Alliance of Greater Cincinnati
 (A-1+/VMIG)
  5,000,000             3.70                           07/07/98                         5,000,000
Kentucky Turnpike Authority Refunding Bonds 1987 A Series 1997 Fr/ri-17
 (Financial Security Assurance Inc.) (A-1+/VMIGI)
  5,000,000             3.70                           07/07/98                         5,000,000
Mason County Floating/Fixed Rate PCRB Series 1984 B for East Kentucky
 Power Facility (National Rural Utilities Cooperative Finance Corp.) (A-
 1+)
 20,000,000             3.65                           07/07/98                        20,000,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
KENTUCKY (CONTINUED)
Trimble County PCRB Series 1996 A for Louisville Gas & Electric Co.
 (A-1+)
$11,000,000            3.65%                        09/09/98                     $   11,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   42,000,000
-----------------------------------------------------------------------------------------------
LOUISIANA--2.1%
Ascension Parish PCRB Series 1996 for Vulcan Materials Co.
 (A-1+/VMIG1)
$ 8,200,000            3.70%                        07/07/98                     $    8,200,000
Parish of Iberville VRDN for Air Products and Chemicals Inc. Project (A-1)
  6,200,000            3.65                         07/07/98                          6,200,000
South Louisiana Port Commission RB Series 1996 for Occidental Petroleum
 Corp. (Wachovia Bank LOC) (P-1)
 11,800,000            3.50                         07/01/98                         11,800,000
St. James Parish PCRB Series 1996 for Occidental Petroleum Corp. (Wachovia
 Bank LOC) (P-1)
  8,000,000            3.50                         07/07/98                          8,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   34,200,000
-----------------------------------------------------------------------------------------------
MASSACHUSETTS--2.0%
Massachusetts Health & Education Authority RB Series I for Harvard
 University (AAA)
$20,600,000            3.40%                        07/07/98                     $   20,600,000
Massachusetts Health & Education Authority Eagle Trust for Harvard
 University Series 972104 (A-1+C)
 12,500,000            3.68                         07/07/98                         12,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   33,100,000
-----------------------------------------------------------------------------------------------
MICHIGAN--2.7%
State of Michigan GO Notes (SP1+/MIG1)
$18,000,000            4.50%                        09/30/98                     $   18,032,645
Michigan State Building Authority CP Series 2 (Canadian Imperial Bank of
 Commerce LOC) (A-1+/P-1)
 25,000,000            3.70                         10/01/98                         25,000,000
Michigan Strategic Fund PCRB Series 1995 CC for Detroit Edison (Barclays
 Bank LOC) (A-1+/P-1)
    100,000            3.80                         07/01/98                            100,000
Michigan Strategic Funding Limited Obligation RB Series 1993 A for
 Consumers Power Co. (Canadian Imperial Bank of Commerce LOC) (A-1+)
  1,000,000            3.80                         07/01/98                          1,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   44,132,645
-----------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
MINNESOTA--1.2%
Becker PCRB Series 1992 A for Northern States Power Co. (A-1+/MIG1)
$ 8,000,000             3.60%                          09/24/98                       $  8,000,000
Minnesota Higher Education Facility Authority VRDN RB Series 3-12 for
 Carleton College (VMIG1)
  4,175,000             3.40                           07/07/98                          4,175,000
White Bear Lake IDA RB Series 1993 for Weyerhaeuser Co.(c) (A-1)
  6,800,000             3.70                           07/07/98                          6,800,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 18,975,000
--------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
Canton IDRB Series 1995 for Levi Strauss & Co. (Bank of America LOC) (A1+)
$10,000,000             3.55%                          07/07/98                       $ 10,000,000
--------------------------------------------------------------------------------------------------
MISSOURI--1.2%
Missouri Health & Education Facility Authority RB Series 1984
 (A-1+/MIG1)
$ 4,050,000             3.60%                          07/07/98                       $  4,050,000
Missouri Health & Education Facility Authority VRDN Series 1995 B (MBIA)
 (A-1+)
  9,812,000             3.85                           11/01/98                          9,812,000
Monsanto Corporation State Environmental Improvement and Energy Resources
 Authority (Monsanto) (P-1)
  5,000,000             3.65                           07/07/98                          5,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 18,862,000
--------------------------------------------------------------------------------------------------
NEVADA--3.4%
Clark County VRDN for Nevada Airport System (MBIA) (A-1+/VMIG1)
$56,000,000             3.40%                          07/07/98                       $ 56,000,000
--------------------------------------------------------------------------------------------------
NEW MEXICO--0.6%
State of Mexico TRANS(b) (SP1+/MIG1)
$10,200,000             4.25%                          06/30/99                       $ 10,263,248
--------------------------------------------------------------------------------------------------
NEW YORK--6.1%
Long Island Power Authority Electric System RB Series 1-6 (Westdeutsche
 Landesbank Girozentrale/Bayerische Landes Bank LOC) (A-1+/VMIG1)
$24,800,000             3.70%                          10/29/98                       $ 24,800,000
 22,000,000             3.70                           11/30/98                         22,000,000
Long Island Power Authority Electric System Subordinated RB
 Series 1-6 (Bayerische Landes Bank Girozentrale/Westdeutsche Landesbank
 Girozentrale LOC) (A-1+/VMIG1)
 18,200,000             3.50                           07/07/98                         18,200,000
New York City Puttable Tax-exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA) (VMIG1)
 10,700,000             3.73                           07/07/98                         10,700,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Energy Research & Development Authority PCRB Series D-2 for
 New York State Electric & Gas Corp. (First National Bank of Chicago LOC)
 (VMIG1)
$ 7,000,000             3.75%                          07/01/98                       $  7,000,000
New York State Energy Research & Development Authority PCRB Series 1994 D
 for New York State Electric & Gas Corp. (Union Bank of Switzerland LOC)
 (A-1+/VMIG1)
  5,000,000             3.80                           07/01/98                          5,000,000
New York State Floating Rate Trust Receipts Series 1997 (A-1/P-1)
 10,125,000             3.80                           07/07/98                         10,125,000
New York State Housing Finance Agency RB Series 1987 A for Normandie Court
 Housing (Fleet Bank LOC) (VMIG1)
  1,600,000             3.20                           07/07/98                          1,600,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 99,425,000
--------------------------------------------------------------------------------------------------
NORTH CAROLINA--3.4%
Greensboro COPS Series 1998 (A-1+/VMIG1)
$ 5,000,000             3.60%                          07/07/98                       $  5,000,000
North Carolina Medical Care Community RB Series 1993 for Moses H. Cone
 Memorial Hospital Project (A-1+)
 14,900,000             3.40                           07/07/98                         14,900,000
Rockingham County IDA PCRB for Philip Morris Co. (A-1/P-1)
  3,960,000             3.80                           07/07/98                          3,960,000
Wake County PCRB Series 1990 B for Carolina Power & Light (Bank of New York
 LOC) (A-2/P-1)
 25,000,000             3.75                           09/01/98                         25,000,000
  7,200,000             3.65                           10/14/98                          7,200,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 56,060,000
--------------------------------------------------------------------------------------------------
OHIO--1.9%
Hamilton County Adjustable Rate Hospital Facilities RB Series 1997 B for
 The Health Alliance of Greater Cincinnati(c) (MBIA) (A-1+/VMIG1)
$30,775,000             3.55%                          07/07/98                       $ 30,775,000
--------------------------------------------------------------------------------------------------
OKLAHOMA--0.6%
Muskogee PCRB Series 1997 A for Oklahoma Gas & Electric Co.
 (A-1/VMIG1)
$10,000,000             3.60%                          07/07/98                       $ 10,000,000
--------------------------------------------------------------------------------------------------
OREGON--1.6%
Lane County PCRB VRDN Series 1994 for Weyerhaeuser Company (A-1)
$ 6,500,000             3.70%                          07/07/98                       $  6,500,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
OREGON (CONTINUED)
State of Oregon Veteran's Welfare VRDN Series 1973 H (Morgan Guaranty Trust
 LOC) (A-1+/VMIG1)
$19,300,000             3.50%                          07/07/98                       $ 19,300,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 25,800,000
--------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.0%
City of Philadelphia TRANS(b) (SP1+/MIG1)
$17,625,000             4.27%                          08/14/98                       $ 17,729,164
Pennsylvania GO Eagle Trust Series 1994 (AMBAC) (A-1C)
 14,400,000             3.68                           07/07/98                         14,400,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 32,129,164
--------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.6%
York County Floating/Fixed Rate VRDN PCRB Pooled Series 1984 for North
 Carolina Electric Membership Corp. (CFC) (A-1+/VMIG1)
$10,025,000             3.65%                          07/07/98                       $ 10,025,000
--------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.6%
Puttable Floating Option Receipts Series Pt-73 (A1+C)
$10,180,000             3.68%                          07/07/98                       $ 10,180,000
--------------------------------------------------------------------------------------------------
TENNESSEE--0.2%
Bradley County VRDN RB Series 1993 C for Olin Corp. (Wachovia Bank of North
 Carolina LOC) (A-1+)
$ 3,100,000             4.15%                          07/01/98                       $  3,100,000
--------------------------------------------------------------------------------------------------
TEXAS--21.5%
Belton VRDN Series 1993 (Texas Commerce Bank LOC) (P-1)
$ 3,450,000             3.55%                          07/01/98                       $  3,450,000
Brazos Harbor IDA VRDN Series 1996 for Monsanto Co. (P-1)
  3,500,000             3.65                           07/07/98                          3,500,000
Brazos River Authority PCRB Series 1994 for Monsanto Co. (A-1/P-1)
  5,100,000             3.65                           07/07/98                          5,100,000
Brazos River Authority VRDN for Monsanto Co. (P-1)
  5,300,000             3.65                           07/07/98                          5,300,000
City of Houston GO CP Series A (P-1/A-1+)
 25,000,000             3.70                           08/14/98                         25,000,000
Gulf Coast Waste Disposal Authority PCRB Series 1992 (A-1+/MIGI) (Amoco
 Corporation)
  7,725,000             3.70                           07/01/98                          7,725,000
Harris County Health Facility Development Corp. RB Series 1994 (A-1+)
 10,150,000             4.00                           07/01/98                         10,150,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
Harris County Health Facilities Development Corp. RB Series 1997 A for St.
 Luke's Episcopal Hospital (A-1+)
$56,370,000             4.00%                          07/01/98                       $ 56,370,000
Harris County Health Facility Development Adjustable RB Series 1997 A for
 School of The Incarnate Word (A-1+/VMIG1)
  6,000,000             3.50                           09/10/98                          6,000,000
Harris County IDA Series 1984 B for Exxon Corp. (A-1+/P-1)
  7,700,000             3.90                           07/01/98                          7,700,000
Harris County Toll Road Fixed Rate RB Series 1994 F (A-1+/VMIG1)
  3,400,000             3.50                           07/07/98                          3,400,000
Nueces River IDA PCRB UPDATE Series 1984 for San Miguel (CFC)
 (A-1+/MIG1)
 25,000,000             3.75                           07/21/98                         25,000,000
 25,700,000             3.75                           07/22/98                         25,700,000
Red River Authority PCRB Series 1991 for Southwestern Public Service (A-
 1/VMIG1)
  7,700,000             3.75                           07/07/98                          7,700,000
San Antonio Electric & Gas Systems CP Notes Series A (A-1+/P-1)
 11,000,000             3.70                           08/13/98                         11,000,000
 15,000,000             3.65                           09/01/98                         15,000,000
  6,000,000             3.70                           09/25/98                          6,000,000
San Antonio Electric & Gas System Revenue & Refunding Bonds New Series 1997
 Sg 104 & Sg 105 (A1+C)
 33,000,000             3.68                           07/07/98                         33,000,000
Texas Public Finance Authority CP Series 1993 A (A-1+/P-1)
  9,000,000             3.50                           08/13/98                          9,000,000
Texas TRANS Series 1997 A (SP1+/MIG1)
 80,600,000             4.75                           08/31/98                         80,718,953
West Side Calhoun County Development Corp. PCRB Series 1985 for British
 Petroleum PLC (A-1+/P-1)
  3,000,000             4.00                           07/01/98                          3,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $349,813,953
--------------------------------------------------------------------------------------------------
UTAH--0.7%
State of Utah Highway CP Series 1998 B (A-1+/P-1)
$ 6,000,000             3.70%                          09/09/98                       $  6,000,000
Utah State RB Series 1997 A for University of Utah (A-1+/VMIG1)
  5,000,000             3.35                           07/07/98                          5,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 11,000,000
--------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO  (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
VIRGINIA--5.1%
Chesapeake IDA PCRB Series 1985 for Virginia Electric and Power Co. (A-
 1/P-1)
$22,000,000             3.70%                          09/10/98                       $22,000,000
Chesterfield County IDA PCRB Series 1985 for Virginia Electric & Power Co.
 (A-1/P-1)
  5,200,000             3.80                           08/12/98                         5,200,000
  8,000,000             3.70                           09/10/98                         8,000,000
Chesterfield County IDA PCRB Series 1987 A for Virginia Electric & Power
 Co. (A-1/P-1)
  5,000,000             3.70                           09/10/98                         5,000,000
Louisa PCRB Series 1984 for Virginia Electric & Power Co. (A-1/P-1)
  3,700,000             3.85                           07/17/98                         3,700,000
  4,000,000             3.90                           07/20/98                         4,000,000
  4,000,000             3.80                           08/12/98                         4,000,000
  4,000,000             3.80                           08/14/98                         4,000,000
Roanoke City IDA VRDN Series B for Carilion Health Systems
 (A-1/VMIG1)
  5,200,000             4.00                           07/01/98                         5,200,000
Spotsylvania IDA PCRB Series 1993 for Carlisle Corp. (Suntrust Bank LOC)
 (AA3)
  6,500,000             3.60                           07/07/98                         6,500,000
York County IDA PCRB Series 1985 for Virginia Electric & Power Co. (A-1)
  9,400,000             3.80                           08/03/98                         9,400,000
  5,600,000             3.70                           09/09/98                         5,600,000
-------------------------------------------------------------------------------------------------
                                                                                      $82,600,000
-------------------------------------------------------------------------------------------------
WASHINGTON--1.4%
King County Sewer RB CP Series A (A-1/P-1)
$ 8,000,000             3.70%                          08/14/98                       $ 8,000,000
Port of Grays Harbor IDA VRDN Series 1992 for Weyerhaeuser Project (A-1)
  1,000,000             3.70                           07/07/98                         1,000,000
Port of Grays Harbor IDA VRDN Series 1993 for Weyerhaeuser Project(c) (A-
 1)
  5,850,000             3.70                           07/07/98                         5,850,000
Union Gap City IDA VRDN Series 1992 for Weyerhaeuser Project (A-1)
  1,600,000             3.70                           07/07/98                         1,600,000
Washington Public Power Supply Project Electric RB Series 1993-1 A (Bank
 of America LOC) (A-1+/MIG1)
  5,800,000             3.45                           07/07/98                         5,800,000
-------------------------------------------------------------------------------------------------
                                                                                      $22,250,000
-------------------------------------------------------------------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
WISCONSIN--1.3%
Milwaukee Metropolitan Sewage District GO Eagle Trust Series 1992 A (A-
 1C)
$14,000,000           3.68%                      07/07/98                   $   14,000,000
Wisconsin Health & Educational Facilities Authority Variable Rate RB
 Series 1997 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  7,000,000           3.50                       07/07/98                        7,000,000
---------------------------------------------------------------------------------------------
                                                                            $   21,000,000
---------------------------------------------------------------------------------------------
WYOMING--0.4%
Lincoln County PCRB Series 1994 (AMBAC) (A-1/VMIG1)
 $4,100,000           4.10%                      07/01/98                   $    4,100,000
Sweetwater County PCRB Series 1996 C for Idaho Power Co.(A-1/VMIG1)
  1,900,000           3.80                       07/01/98                        1,900,000
---------------------------------------------------------------------------------------------
                                                                            $    6,000,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,660,364,010(a)
---------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.
(b) When-issued security
(c) A portion of this security is segregated for a when-issued security.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA--89.6%
California Health Facility Finance Authority RB Series 1990 A VRDN
 (Rabobank Nederland LOC) (AAA/VMIG1)
$ 7,300,000               3.10%                        07/07/98                       $  7,300,000
California Municipal Securities Trust Receipts Series 1997 SGA 55 (MBIA)
 (AAA/A-1+)
 10,000,000               3.55                         07/07/98                         10,000,000
California PCRB for Pacific Gas & Electric Co. (Banque Nationale de Paris
 LOC) (A-1/A+)
  5,400,000               3.50                         07/01/98                          5,400,000
California PCRB Series 1996 E for Pacific Gas & Electric Co. (Morgan
 Guaranty Trust LOC) (A-1+)
  5,200,000               3.55                         08/11/98                          5,200,000
California PCRB Series 1997 A for Pacific Gas & Electric Co. (Toronto
 Dominion Bank LOC) (A-1)
 10,300,000               3.50                         07/01/98                         10,300,000
California Pollution Control Financing Authority Adjustable TRB Series 1986
 D for Southern California Edison (A-1/VMIG1)
 10,000,000               3.45                         07/01/98                         10,000,000
California Pollution Control Financing Authority RB Series 1991 B for Shell
 Oil (A-1+/VMIG1)
 10,050,000               3.25                         07/01/98                         10,050,000
California Pollution Control Financing Authority TRB Series 1986 C for
 Southern California Edison (A-1/VMIG1)
 13,200,000               3.45                         07/01/98                         13,200,000
California School Cash Reserve Program Series 1997 A (AMBAC)
 (SP 1+/MIG1)
 14,900,000               4.75                         07/02/98                         14,900,361
California State GO Puttable Floating Option Receipts Series Pa-238
 (A-1+C)(MBIA)
 10,000,000               3.55                         07/07/98                         10,000,000
California State Puttable Floating Option Receipts Series Pt-1001 (FGIC)
 (A-1+)
 18,870,000               3.58                         07/07/98                         18,870,000
Chula Vista RB Series 1996 A for San Diego Gas & Electric (A-1/VMIG1)
  5,300,000               4.00                         07/01/98                          5,300,000
City of Berkeley TRANS 1997 (MIG1)
 14,500,000               4.25                         09/09/98                         14,511,238
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A
 (Wells Fargo Bank LOC) (VMIG1)
  3,315,000               3.20                         07/07/98                          3,315,000
City of Irwindale VRDN IDRB Series 1984 for Toys-R-Us (Bankers Trust LOC)
 (A1)
  2,000,000               3.63                         07/07/98                          2,000,000
City of Long Beach MF Hsg. RB Series 1998 A for Channel Point Apartment
 (FNMA) (A-1)
  6,250,000               3.20                         07/07/98                          6,250,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
City of Newport Beach Floating/Fixed Rate VRDN Health Facilities Memorial
 Hospital Facility (A-1/VMIG1)
$ 4,000,000               3.60%                        07/01/98                       $  4,000,000
City of San Diego MF Hsg. RB VRDN Series 1985 K for Lacima Apartments
 (Citibank LOC) (VMIG1)
 12,725,000               3.05                         07/07/98                         12,725,000
City of San Diego MF Hsg. RB VRDN Series 1985 L for Nobel Court Apartments
 (Citibank LOC) (VMIG1)
 11,355,000               3.05                         07/07/98                         11,355,000
City of San Diego MF Hsg. RB VRDN Series 1985 E (Union Bank of Switzerland
 LOC) (VMIG1)
 16,200,000               3.15                         07/07/98                         16,200,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN (A-1+)
  5,000,000               3.00                         07/07/98                          5,000,000
Contra Costa Schools Financing Authority Variable COPS Series F
 (KBC Bank LOC) (A-1+)
  5,565,000               3.25                         07/07/98                          5,565,000
Contra Costa Water District CP Series A (A-1+/P-1)
  5,200,000               3.65                         08/11/98                          5,200,000
East Bay Municipal Utility District Water & Wastewater CP (A-1+/P-1)
  6,000,000               3.60                         08/13/98                          6,000,000
  1,800,000               3.65                         08/13/98                          1,800,000
 10,300,000               3.55                         09/10/98                         10,300,000
Fremont City Public Financing Authority Variable COPS Series 1998
 (A-1+)
  2,000,000               3.25                         07/07/98                          2,000,000
Fremont MF Hsg. RB Series 1985 D for Creekside Village Apartments (KBC Bank
 NV LOC) (VMIG1)
 14,400,000               3.10                         07/07/98                         14,400,000
Huntington Beach City MF Hsg. VRDN Series 1985 A(c) (Bank of America LOC)
 (VMIG1)
  7,400,000               4.00                         07/31/98                          7,400,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A (Wells
 Fargo Bank LOC) (VMIG1)
  6,555,000               3.20                         07/07/98                          6,555,000
Los Angeles City TRANS Series 1997-98 A(b) (SP 1+/MIG1)
 10,000,000               4.50                         06/30/99                         10,041,400
Los Angeles County Housing Authority Variable MF Hsg. RB Series 1998 B for
 Malibu Meadows II Project (FNMA) (A-1+)
 17,249,000               3.20                         07/07/98                         17,249,000
Los Angeles County Metro TRANS Authority VRDN (MBIA) (A-1+/VMIG1)
 14,095,000               3.00                         07/07/98                         14,095,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
Los Angeles County Metro Transportation Authority CP Series A (Bayerische
 Vereinbank/Canadian Imperial Bank of Commerce/ National Westminster Bank
 LOC) (A-1+/P-1)
$ 3,000,000               3.60%                        09/01/98                       $  3,000,000
 10,000,000               3.70                         09/09/98                         10,000,000
Los Angeles County TRANS(b) (SP-1+/MIG 1)
 10,000,000               4.50                         06/30/99                         10,086,600
Los Angeles Unified School District Variable COPS Series 1997 A for Belmont
 Learning Complex (Commerzbank AG LOC) (VMIG1)
 27,800,000               3.20                         07/07/98                         27,800,000
Los Angeles Unified School District TRANS Series 1997-98
 (SP 1+/MIG1)
  5,000,000               4.50                         10/01/98                          5,007,744
Los Angeles Wastewater System CP (Morgan Guaranty Trust/Union Bank of
 Switzerland LOC) (A-1/P-1)
  4,500,000               3.60                         08/14/98                          4,500,000
  7,000,000               3.65                         09/09/98                          7,000,000
MSR Public Power Agency RB Series 1997 D for San Juan Project (MBIA) (A-
 1+/VMIG1)
 18,300,000               3.15                         07/07/98                         18,300,000
  5,000,000               3.10                         07/07/98                          5,000,000
Newport Beach RB VRDN Series 1996 A (A-1+)
  7,500,000               3.60                         07/01/98                          7,500,000
Newport Beach RB VRDN Series 1996 B for Hoag Memorial Hospital (A-1+)
  2,400,000               3.60                         07/01/98                          2,400,000
Newport Beach RB VRDN Series 1996 C for Hoag Memorial Hospital (A-1+/VMIG1)
  3,000,000               3.60                         07/01/98                          3,000,000
Northern California Power Agency Geothermal Project Number 3 Adjustable
 Rate RB Series 1996 A (AMBAC) (A-1+/VMIG1)
     50,000               3.10                         07/07/98                             50,000
Orange County Apartment Development RB Issue 1984 C for Seaside Meadow (KBC
 Bank NV LOC) (A-1/VMIG1)
 24,000,000               3.10                         07/07/98                         24,000,000
Orange County Apartment Development Refunding RB Series 1997 A for Larkspur
 Canyon Apartments (FNMA) (A-1+)
  6,635,000               3.25                         07/07/98                          6,635,000
Palo Alto Unified School District Series 1997 Sga 53 Municipal Securities
 Trust Receipts (A-1+)
  9,830,000               3.50                         07/07/98                          9,830,000
Sacramento County Housing Authority MF Hsg. R.B. for Stone Creek Apartment
 (FNMA) (A-1+)
  5,950,000               3.20                         07/07/98                          5,950,000
Sacramento County 1990 COPS Admin-Center Courthouse Project VRDN (Union
 Bank of Switzerland LOC) (A-1+/VMIG1)
 13,530,000               3.15                         07/07/98                         13,530,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
Sacramento County TRANS Series 1997 (SP 1+/MIG1)
$ 9,500,000               4.50%                        09/30/98                       $  9,518,907
San Bernardino County VRDN Series 1985 for Woodview Apartments (Union Bank
 of Switzerland LOC) (VMIG1)
  6,500,000               3.15                         07/07/98                          6,500,000
San Diego County MF Hsg. RB VRDN Series 1985 C for Country Hills (FNMA)
 (A-1+)
  5,300,000               3.00                         07/07/98                          5,300,000
San Diego City Housing Authority MF Hsg. RB Series 1993 E for Carmel Del
 Mar Apartments Project (Commerzbank AG LOC ) (A-1+)
  6,000,000               3.30                         07/07/98                          6,000,000
San Diego County Water Authority CP Series 1 (A-1/P-1)
  4,500,000               3.55                         09/10/98                          4,500,000
San Diego Transportation CP Series A (A-1+/P-1)
  1,900,000               3.55                         08/03/98                          1,900,000
  3,000,000               3.40                         08/04/98                          3,000,000
Santa Clara County TRANS Series 1997-98 (SP 1+/MIG1)
  3,000,000               4.75                         10/01/98                          3,008,325
Southern California Metropolitan Water District CP Series A (A-1+/P-1)
  5,400,000               3.65                         07/30/98                          5,400,000
  2,000,000               3.65                         09/04/98                          2,000,000
Southern California Metropolitan Water District RB Series 1997 B
 (A-1+/VMIG1)
  9,000,000               3.20                         07/07/98                          9,000,000
Southern California Metropolitan Water District RB Series 1997 C
 (A-1+/VMIG1)
  3,700,000               3.90                         07/07/98                          3,700,000
Southern California Public Power Authority 1991 Subordinated Refunding RB
 (AMBAC) (A-1+/VMIG1)
 10,000,000               3.10                         07/07/98                         10,000,000
State of California GO CP (A-1/P-1)
  1,800,000               3.75                         07/17/98                          1,800,000
Triunfo Sanitation District Refunding RB VRDN Series 1994 (Banque Nationale
 de Paris LOC) (A-1+)
  3,600,000               3.20                         07/07/98                          3,600,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of California
 LOC) (VMIG1)
  7,275,000               4.10                         07/07/98                          7,275,000
University of California Trust Receipts Series 1997 D (MBIA) (VMIG1)
 10,905,000               3.70                         07/07/98                         10,905,000
--------------------------------------------------------------------------------------------------
                                                                                      $553,478,575
--------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
PUERTO RICO--8.6%
Commonwealth of Puerto Rico TRANS Series 1998 A (SP 1+/MIG1)
$ 1,000,000              4.50%                      07/30/98                     $  1,000,629
Puerto Rico Government Development Bank CP (A-1+)
  4,443,000              3.70                       07/31/98                        4,443,000
  6,000,000              3.45                       08/11/98                        6,000,000
  8,000,000              3.40                       08/13/98                        8,000,000
  5,300,000              3.70                       08/26/98                        5,300,000
  5,000,000              3.60                       09/01/98                        5,000,000
Puerto Rico Highway and Transportation Authority RB Series A (AMBAC) (A-
 1+/MIG1)
 23,200,000              3.00                       07/07/98                       23,200,000
------------------------------------------------------------------------------------------------
                                                                                 $ 52,943,629
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $606,422,204(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

(b) When-issued security.
(c) A portion of this security is segregated for a when-issued security.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT NEW YORK PORTFOLIO
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

     Principal            Interest          Maturity             Amortized
       Amount               Rate              Date                 Cost
---------------------------------------------------------------------------------
NEW YORK--87.5%
City of Yonkers IDA Series 1991 Civic Facility RB (Credit Local de France
 LOC)(VMIG1)
          $ 5,400,000             3.45%           07/07/98 $            5,400,000
County of Westchester GO Bond Series 1990A(AAA/AAA)
              500,000             6.70            02/01/99                508,541
Great Neck North Water Authority Water System RB Series 1993 A VRDN (FGIC)(A-
 1+/VMIG1)
            4,900,000             3.45            07/07/98              4,900,000
Long Island Power Authority Electric System Subordinated RB Series 1-6 (A-1+)
            2,200,000             3.50            07/07/98              2,200,000
            3,400,000             3.70            12/22/98              3,400,000
Metropolitan Museum of Art Variable Rate Interest Bonds (A- 1+/VMIG1)
              400,000             3.20            07/07/98                400,000
Municipal Assistance Corporation for The City of New York, Series K, Subseries
 K-1 (Westdeutsche Landesbank Girozentrale LOC)
 (A-1+/VMIG1)
            3,000,000             3.20            07/07/98              3,000,000
Municipal Assistance Corporation for The City of New York, Series K, Subseries
 K-2 (Bayerische Landesbank Girozentrale LOC) (A-1+/VMIG1)
            2,500,000             3.20            07/07/98              2,500,000
Municipal Assistance Corporation RB Series G for The City of New York (AA/AA2)
            3,000,000             5.00            07/01/99              3,037,869
Nassau County Combined Sewer Districts RB Series 1988 A (MBIA)(AAA)
            1,355,000             6.70            07/15/98              1,383,564
Nassau County TANS Series 1997 C (SP 1)
            1,000,000             4.25            12/22/98              1,001,926
New York City Health & Hospitals Corp. Bonds Series 1997 B (Canadian Imperial
 Bank of Commerce LOC)(A-1+/VMIG1)
            5,200,000             3.30            07/07/98              5,200,000
New York City IDA-Civic Facility RB 1989 for National Audubon Society Inc.
 (Credit Local de France LOC)(A-1+)
            5,400,000             3.85            07/01/98              5,400,000
New York City Municipal Water Finance Authority Series 1994 C (FGIC) (A-
 1+/VMIG1)
              400,000             4.00            07/01/98                400,000
New York City Puttable Tax-exempt Receipts GO Bonds Series 1995 D
 (MBIA)(VMIG1)
              600,000             3.73            07/07/98                600,000
New York City Trust for Cultural Resources Bond Series 1990 B for Guggenheim
 Foundation (Westdeutsche Landesbank Girozentrale LOC) (VMIG1)
            3,575,000             3.85            07/01/98              3,575,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Energy Research & Development Authority PCRB Series 1997 for
 Brooklyn Union Gas (MBIA)(A-1+/VMIG1)
$ 5,850,000               3.45%                        07/07/98                       $  5,850,000
New York State Energy Research & Development Authority PCRB Series 1994 B
 for New York State Electric & Gas (Union Bank of Switzerland LOC)(A-
 1+/VMIG1)
    600,000               4.00                         07/01/98                            600,000
New York State Energy Research & Development Authority PCRB Series 1994 D
 for New York State Electric & Gas (Union Bank of Switzerland LOC)(A-
 1+/VMIG1)
    600,000               3.80                         07/01/98                            600,000
New York State Energy Research & Development Authority PCRB Series 1985 A
 for New York State Electric & Gas (Morgan Guaranty Trust LOC)(A-1+)
  3,000,000               3.58                         03/15/99                          3,000,000
New York State Energy Research & Development Authority PCRB Series 1994 C
 for New York State Electric & Gas (Morgan Guaranty Trust LOC)(A-1+/VMIG1)
  1,100,000               3.80                         07/01/98                          1,100,000
New York State Energy Research & Development Authority PCRB Series A & B
 for Central Hudson Gas & Electric (Deutsche Bank LOC)(P-1)
  2,300,000               3.50                         07/07/98                          2,300,000
New York State Energy Research & Development Authority RB Series 1997 A-2
 for Brooklyn Union Gas (MBIA)(A-1+VMIG1)
  1,800,000               3.50                         07/01/98                          1,800,000
New York State Energy Research & Development Authority VRDN for Long Island
 Lighting Co. (Toronto Dominion Bank LOC)(VMIG1)
  3,000,000               3.60                         07/07/98                          3,000,000
New York State Energy Research & Development Authority VRDN Series 1995 A
 for Orange and Rockland Utilities (AMBAC)
 (A-1+/VMIG1)
    400,000               3.25                         07/07/98                            400,000
New York State Environmental Quality 1986 Variable Interest Rate GO Bond
 Series 1997A (Bayerische Landesbank Girozentrale/
 Landesbank Hessen-Thueringen Girozentrale LOC)(A-1+/VMIG1)
  2,000,000               3.85                         07/23/98                          2,000,000
  2,000,000               3.75                         08/17/98                          2,000,000
New York State Floating Rate Trust Receipts Series 1997 Fr/ri-4 (A-1/P-1)
    300,000               3.80                         07/07/98                            300,000
New York State Housing Finance Agency RB Series 1987 A for Normandie Court
 II (Fleet Bank LOC)(VMIG1)
  5,500,000               3.20                         07/07/98                          5,500,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Principal              Interest                     Maturity                      Amortized
Amount                   Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Housing Finance Agency RB Series 1997 A for Related-
 liberty View Apartments (Federal National Mortgage Association) (A-1+)
$ 5,000,000              3.20%                      07/07/98                     $  5,000,000
New York State Housing Finance Agency RB Series 1997 A for Tribeca Park
 Housing (Bayerische Hypotheken-und Wechsel-bank LOC)(VMIG1)
  7,000,000              3.30                       07/07/98                        7,000,000
New York State Local Government Assistance VRDN Series 1995 B (Bank of
 Nova Scotia LOC)(A-1+/VMIG1)
  3,000,000              3.15                       07/07/98                        3,000,000
New York State Local Government VRDN Series C (Landesbank Hessen-
 Thueringen Girozentrale LOC)(A-1+/VMIG1)
  2,400,000              3.15                       07/07/98                        2,400,000
Oswego County IDA PCRB Series 1992 for Philip Morris (A-1/P-1)
  1,000,000              3.55                       07/07/98                        1,000,000
Port Authority of New York & New Jersey 108th Floating Rate Trust
 Receipts (FSA)(A-1/P-1)
  6,000,000              3.70                       07/07/98                        6,000,000
Port Authority of New York & New Jersey Versatile Structure Obligation
 Series 6 (A-1+/VMIG1)
  1,200,000              4.00                       07/01/98                        1,200,000
Rensselaer County IDA RB Series 1997A for Rensselaer Polytechnic
 Institute (A2/VMIG1)
  4,440,000              3.40                       07/07/98                        4,440,000
------------------------------------------------------------------------------------------------
                                                                                 $101,396,900
------------------------------------------------------------------------------------------------
PUERTO RICO--12.1%
Puerto Rico Government Development Bank TECP (A-1+)
 $2,000,000              3.45%                      08/11/98                     $  2,000,000
  4,000,000              3.60                       09/01/98                        4,000,000
Puerto Rico Highway and Transportation Authority RB Series A (AMBAC)(A-
 1+/VMIG1)
  5,000,000              3.00                       07/07/98                        5,000,000
Puerto Rico Medical & Environmental PCRB Series 1983 A for Key
 Pharmaceuticals (Morgan Guaranty LOC)
  3,000,000              3.75                       12/01/98                        2,999,372
------------------------------------------------------------------------------------------------
                                                                                 $ 13,999,372
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $115,396,272(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.



--------------------------------------------------------------------------------

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
TAX-EXEMPT INVESTMENT ABBREVIATIONS:

 AMBAC    --Insured by American Municipal Bond Assurance Corp.
 BANS     --Bond Anticipation Notes
 CFC      --Insured by Cooperative Finance Corp.
 COPS     --Certificates of Participation
 CP       --Commercial Paper
 FGIC     --Insured by Financial Guaranty Insurance Co.
 FSA      --Insured by Financial Security Assurance
 GO       --General Obligation
 HDA      --Housing Development Authority
 IDA      --Industrial Development Authority
 IDB      --Industrial Development Bond
 IDRB     --Industrial Development Revenue Bond
 LOC      --Letter of Credit
 MBIA     --Insured by Municipal Bond Investors Assurance
 MF Hsg.  --Multi-Family Housing
 PCRB     --Pollution Control Revenue Bond
 RANS     --Revenue Anticipation Notes
 RB       --Revenue Bond
 TANS     --Tax Anticipation Notes
 TECP     --Tax Exempt Commercial Paper
 TRANS    --Tax Revenue Anticipation Notes
 TRB      --Tender Revenue Bond
 UPDATE   --Unit Priced Daily Adjustable Tax-Exempt Security
 VRDN     --Variable Rate Demand Note

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                          ILA            ILA
                                         PRIME          MONEY          ILA
                                      OBLIGATIONS       MARKET      GOVERNMENT
                                       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          -------------------------------------
ASSETS:
Investments in securities, at value
 based on amortized cost              $940,390,158  $1,296,595,180 $427,281,326
Receivable for investment securities
 sold                                          --              --           --
Interest receivable                      5,999,612       7,461,534    1,544,328
Cash                                       207,144         297,183      112,827
Other assets                               130,964         226,157      132,096
-------------------------------------------------------------------------------
  TOTAL ASSETS                         946,727,878   1,304,580,054  429,070,577
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                              29,982,450      14,992,614          --
Dividends payable                        4,194,409       5,659,702    1,822,847
Accrued expenses and other liabili-
 ties                                      416,731         515,684      208,740
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                     34,593,590      21,168,000    2,031,587
-------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                        912,134,303   1,283,410,834  426,983,357
Accumulated undistributed net in-
 vestment income                               --              --         2,840
Accumulated undistributed net
 realized gain (loss) on investment
 transactions                                  (15)          1,220       52,793
-------------------------------------------------------------------------------
  NET ASSETS                          $912,134,288  $1,283,412,054 $427,038,990
-------------------------------------------------------------------------------
Net asset value, offering and re-
 demption price per unit
 (net assets/units outstanding)       $       1.00  $         1.00 $       1.00
-------------------------------------------------------------------------------
UNITS OUTSTANDING:
ILA units                              772,572,768     928,083,498  327,184,179
ILA Administration units                40,942,459     317,693,589    8,558,357
ILA Service units                       93,562,823      37,632,240   91,239,314
ILA B units                              2,707,214             --           --
ILA C units                              2,347,532             --           --
Cash Management shares                       1,507           1,507        1,507
-------------------------------------------------------------------------------
  Total units of beneficial interest
   outstanding, $.001 par value (un-
   limited number of units autho-
   rized)                              912,134,303   1,283,410,834  426,983,357
-------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     ILA           ILA                           ILA            ILA           ILA
   TREASURY      TREASURY        ILA          TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
 OBLIGATIONS   INSTRUMENTS     FEDERAL       DIVERSIFIED     CALIFORNIA     NEW YORK
  PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
 $899,036,992  $731,570,544 $2,475,179,530  $1,660,364,010  $606,422,204  $115,396,272
          --            --             --              --      5,000,000           --
    1,470,237    13,614,625      9,074,210      12,199,122     4,605,707       649,864
    8,035,667       150,165        272,224      25,572,970    23,677,414       101,435
       26,463        52,263         93,302         188,967        76,850        71,175
---------------------------------------------------------------------------------------
  908,569,359   745,387,597  2,484,619,266   1,698,325,069   639,782,175   116,218,746
---------------------------------------------------------------------------------------
          --            --      64,961,871      63,203,713    20,128,000           --
    2,818,332     2,900,857     10,456,010       4,415,063     1,533,311       306,905
      290,986       318,095        803,523         491,823       235,207        49,000
---------------------------------------------------------------------------------------
    3,109,318     3,218,952     76,221,404      68,110,599    21,896,518       355,905
---------------------------------------------------------------------------------------
  905,440,629   742,165,660  2,408,400,817   1,630,041,138   617,906,288   115,865,881
        4,635           --             --          362,642        10,495         1,634
       14,777         2,985         (2,955)       (189,310)      (31,126)       (4,674)
---------------------------------------------------------------------------------------
 $905,460,041  $742,168,645 $2,408,397,862  $1,630,214,470  $617,885,657  $115,862,841
---------------------------------------------------------------------------------------
 $       1.00  $       1.00 $         1.00  $         1.00  $       1.00  $       1.00
---------------------------------------------------------------------------------------
  707,078,236   323,028,433  1,843,313,490   1,576,080,757   614,064,169    92,296,809
  107,255,478    92,321,076    533,517,819      22,529,868     3,839,085    23,566,036
   91,106,915   326,816,151     31,569,508      31,695,900         1,529         1,531
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --            1,505         1,505         1,505
---------------------------------------------------------------------------------------
  905,440,629   742,165,660  2,408,400,817   1,630,308,030   617,906,288   115,865,881
---------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                            ILA         ILA
                                           PRIME       MONEY         ILA
                                        OBLIGATIONS   MARKET     GOVERNMENT
                                         PORTFOLIO   PORTFOLIO    PORTFOLIO
                                             --------------------------------
INVESTMENT INCOME:
Interest Income                         $28,250,314 $40,242,003  $14,444,669
-----------------------------------------------------------------------------
EXPENSES:
Management fees                           1,732,269   2,476,439      897,996
Transfer agent fees                         212,797     283,022      102,628
Custodian fees                               98,434     119,608       57,722
Professional fees                            17,601      15,748       15,609
Trustees' fees                                7,460       5,307        3,943
Other                                        89,499      98,270       74,177
-----------------------------------------------------------------------------
  TOTAL EXPENSES                          2,158,060   2,998,394    1,152,075
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                 (48,624)    (322,102)     (67,262)
-----------------------------------------------------------------------------
  Net Expenses                            2,109,436   2,676,292    1,084,813
  Administration unit fees                   27,444     229,446        7,631
  Service unit fees                         194,619      65,467      174,821
-----------------------------------------------------------------------------
  NET EXPENSES AND UNIT FEES              2,331,499   2,971,205    1,267,265
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                    25,918,815  37,270,798   13,177,404
-----------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS                                 4,097       3,519          --
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $25,922,912 $37,274,317  $13,177,404
-----------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ILA          ILA                       ILA          ILA         ILA
 TREASURY     TREASURY        ILA      TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
OBLIGATIONS  INSTRUMENTS    FEDERAL    DIVERSIFIED  CALIFORNIA    NEW YORK
 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------
$19,846,727  $17,790,279  $73,555,809  $30,752,631  $11,263,091  $2,311,672
----------------------------------------------------------------------------
  1,244,211    1,176,086    4,621,353    3,020,564    1,166,521     234,516
    142,196      134,410      528,155      345,208      133,317      26,802
     75,375       76,327      216,407       77,344       27,967      11,478
     15,337       15,678       21,270       23,579        9,580      13,172
      4,102        4,149       13,865        8,176        2,356         527
     55,692       66,609       84,337       61,404       19,717      42,791
----------------------------------------------------------------------------
  1,536,913    1,473,259    5,485,387    3,536,275    1,359,458     329,286
    (43,860)    (672,141)  (1,743,905)    (776,716)         --     (108,172)
----------------------------------------------------------------------------
  1,493,053      801,118    3,741,482    2,759,559    1,359,458     221,114
     75,466       69,375      391,065       16,982        1,122      16,833
    182,377      542,060       66,635       58,764            5           5
----------------------------------------------------------------------------
  1,750,896    1,412,553    4,199,182    2,835,305    1,360,585     237,952
----------------------------------------------------------------------------
 18,095,831   16,377,726   69,356,627   27,917,326    9,902,506   2,073,720
----------------------------------------------------------------------------
    114,034      144,565        4,270           90       (2,437)      1,845
----------------------------------------------------------------------------
$18,209,865  $16,522,291  $69,360,897  $27,917,416  $ 9,900,069  $2,075,565
----------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                    ILA              ILA
                                   PRIME            MONEY             ILA
                                OBLIGATIONS        MARKET         GOVERNMENT
                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      ------------------------------------------
FROM OPERATIONS:
Net investment income         $     25,918,815 $    37,270,798  $    13,177,404
Net realized gain (loss) on
 investment transactions                 4,097           3,519              --
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations        25,922,912      37,274,317       13,177,404
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
Net investment income
 ILA units                        (22,495,968)     (28,572,426)     (10,832,881)
 ILA Administration units            (976,018)      (7,895,864)        (248,151)
 ILA Service units                 (2,387,402)        (802,497)      (2,096,360)
 ILA B units                          (39,276)             --               --
 ILA C units                          (20,139)             --               --
 Cash Management shares                   (12)             (11)             (12)
Net realized gain on invest-
 ment transactions
 ILA units                             (2,158)          (1,762)             --
 ILA Administration units                 (94)            (487)             --
 ILA Service units                       (229)             (50)             --
 ILA B units                               (4)             --               --
 ILA C units                               (2)             --               --
 Cash Management shares                    --              --               --
--------------------------------------------------------------------------------
 Total distributions to
  unitholders                     (25,921,302)     (37,273,097)     (13,177,404)
--------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS (AT
 $1.00 PER UNIT):
Proceeds from sales of units     3,731,650,923   5,684,815,675    1,336,165,411
Reinvestment of dividends
 and distributions                  18,394,286      33,640,431        8,434,036
Cost of units repurchased      (3,814,254,588)  (5,569,137,969)  (1,472,008,573)
--------------------------------------------------------------------------------
  Increase (decrease) in net
   assets resulting from
   unit transactions              (64,209,379)     149,318,137     (127,409,126)
--------------------------------------------------------------------------------
  Total increase (decrease)       (64,207,769)     149,319,357     (127,409,126)
NET ASSETS:
Beginning of period                976,342,057   1,134,092,697      554,448,116
--------------------------------------------------------------------------------
End of period                 $    912,134,288 $ 1,283,412,054  $   427,038,990
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                     --              --   $         2,840
--------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          ILA              ILA             ILA
      ILA               ILA                              TAX-             TAX-            TAX-
   TREASURY          TREASURY            ILA            EXEMPT           EXEMPT          EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL        DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------
$    18,095,831   $    16,377,726  $    69,356,627  $    27,917,326  $     9,902,506  $   2,073,720
        114,034           144,565            4,270               90           (2,437)         1,845
----------------------------------------------------------------------------------------------------
     18,209,865        16,522,291       69,360,897       27,917,416        9,900,069      2,075,565
----------------------------------------------------------------------------------------------------
    (13,300,211)       (7,797,599)     (55,159,154)     (27,143,644)      (9,879,689)    (1,736,828)
     (2,592,595)       (2,268,453)     (13,385,801)        (353,893)         (22,791)      (336,864)
     (2,203,068)       (6,314,180)        (811,672)        (419,781)             (19)           (21)
            --                --               --               --               --             --
            --                --               --               --               --             --
            --                --               --                (8)              (7)            (7)
        (69,548)          (68,330)          (6,050)             --               --             --
        (13,557)          (19,878)          (1,468)             --               --             --
        (11,520)          (55,331)             (90)             --               --             --
            --                --               --               --               --             --
            --                --               --               --               --             --
            --                --               --               --               --             --
----------------------------------------------------------------------------------------------------
    (18,190,499)      (16,523,771)     (69,364,235)     (27,917,326)      (9,902,506)    (2,073,720)
----------------------------------------------------------------------------------------------------
  2,224,499,489     1,445,143,640    7,498,470,521    5,968,063,449    1,814,267,427    431,929,135
      7,846,782         6,778,405       57,076,124       24,705,166        9,598,216      2,037,946
 (2,145,578,871)   (1,434,063,462)  (7,762,245,308)  (5,900,520,073)  (1,797,342,724)  (452,988,325)
----------------------------------------------------------------------------------------------------
     86,767,400        17,858,583     (206,698,663)      92,248,542       26,522,919    (19,021,244)
----------------------------------------------------------------------------------------------------
     86,786,766        17,857,103     (206,702,001)      92,248,632       26,520,482    (19,019,399)
    818,673,275       724,311,542    2,615,099,863    1,537,965,838      591,365,175    134,882,240
----------------------------------------------------------------------------------------------------
$   905,460,041   $   742,168,645  $ 2,408,397,862  $ 1,630,214,470  $   617,885,657  $ 115,862,841
----------------------------------------------------------------------------------------------------
$         4,635               --               --   $       362,642  $        10,495  $       1,634
----------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                   ILA              ILA
                                  PRIME            MONEY              ILA
                               OBLIGATIONS         MARKET         GOVERNMENT
                              PORTFOLIO (a)      PORTFOLIO         PORTFOLIO
                                      ------------------------------------------
FROM OPERATIONS:
Net investment income        $    65,665,475  $     64,160,830  $    32,889,284
Net realized gain (loss) on
 investment transactions               7,264             7,828           39,273
--------------------------------------------------------------------------------
  Net increase in net as-
   sets resulting from op-
   erations                       65,672,739        64,168,658       32,928,557
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                       (59,354,126)      (47,350,587)     (27,429,780)
 ILA Administration units         (1,861,296)      (15,644,221)        (905,728)
 ILA Service units                (4,418,670)       (1,166,022)      (4,550,936)
 ILA B units                         (26,790)               --               --
 ILA C units                          (4,593)               --               --
Net realized gain on in-
 vestment transactions
 ILA units                            (7,654)           (6,079)         (48,379)
 ILA Administration units               (240)           (2,008)          (1,597)
 ILA Service units                      (570)             (150)          (8,027)
 ILA B units                              (3)               --               --
 ILA C units                              (1)               --               --
--------------------------------------------------------------------------------
  Total distributions to
   unitholders                   (65,673,943)      (64,169,067)     (32,944,447)
--------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS (AT
 $1.00 PER UNIT):
Proceeds from sales of
 units                         8,100,238,207    10,177,000,201    3,631,302,781
Reinvestment of dividends
 and distributions                36,672,387        54,788,884       17,235,209
Cost of units repurchased     (8,424,145,429)  (10,086,895,886)  (3,919,007,935)
--------------------------------------------------------------------------------
  Increase (decrease) in
   net assets resulting
   from unit transactions       (287,234,835)      144,893,199     (270,469,945)
--------------------------------------------------------------------------------
  Total increase (decrease)     (287,236,039)      144,892,790     (270,485,835)
NET ASSETS:
Beginning of year              1,263,578,096       989,199,907      824,933,951
--------------------------------------------------------------------------------
End of year                  $   976,342,057  $  1,134,092,697  $   554,448,116
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --  $         2,840
--------------------------------------------------------------------------------

(a) ILA Prime Obligations Portfolio C unit activity commenced August 15, 1997.
(b) ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio Service unit activity commenced September 15, 1997.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           ILA              ILA             ILA
      ILA               ILA                               TAX-             TAX-            TAX-
   TREASURY          TREASURY            ILA             EXEMPT           EXEMPT          EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL         DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO (b)   PORTFOLIO (b)
-----------------------------------------------------------------------------------------------------
$    38,604,333   $    38,903,282  $    142,229,502  $    54,795,590  $    15,994,349  $   3,605,123
         68,700            83,128            74,776          (15,310)           1,331             --
-----------------------------------------------------------------------------------------------------
     38,673,033        38,986,410       142,304,278       54,780,280       15,995,680      3,605,123
-----------------------------------------------------------------------------------------------------
    (27,001,884)      (20,917,629)     (106,705,052)     (52,227,688)     (15,984,157)    (2,645,413)
     (5,544,143)       (4,217,185)      (30,190,717)      (1,423,227)         (10,180)      (959,697)
     (6,053,628)      (13,765,962)       (5,333,733)      (1,144,675)             (12)           (13)
             --                --                --               --               --             --
             --                --                --               --               --             --
        (72,833)          (51,900)           (4,171)              --               --             --
        (14,954)          (10,463)           (1,180)              --               --             --
        (16,329)          (34,156)             (209)              --               --             --
             --                --                --               --               --             --
             --                --                --               --               --             --
-----------------------------------------------------------------------------------------------------
    (38,703,771)      (38,997,295)     (142,235,062)     (54,795,590)     (15,994,349)    (3,605,123)
-----------------------------------------------------------------------------------------------------
  5,211,063,367     3,670,371,899    16,814,872,375    9,843,836,580    3,353,570,112    827,650,114
     13,130,596        16,821,105       103,222,618       43,365,293       14,638,737      3,317,213
 (5,212,556,500)   (4,193,476,260)  (17,593,694,622)  (9,951,681,538)  (3,217,463,359)  (810,579,568)
-----------------------------------------------------------------------------------------------------
     11,637,463      (506,283,256)     (675,599,629)     (64,479,665)     150,745,490     20,387,759
-----------------------------------------------------------------------------------------------------
     11,606,725      (506,294,141)     (675,530,413)     (64,494,975)     150,746,821     20,387,759
    807,066,550     1,230,605,683     3,290,630,276    1,602,460,813      440,618,354    114,494,481
-----------------------------------------------------------------------------------------------------
$   818,673,275   $   724,311,542  $  2,615,099,863  $ 1,537,965,838  $   591,365,175  $ 134,882,240
-----------------------------------------------------------------------------------------------------
$         4,678   $         2,506                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------
1. ORGANIZATION
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs--Institutional Liquid Assets Portfolios, collectively "ILA". ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes:

                                                       ILA       ILA
                              ILA           ILA       Class     Class        Cash
                 ILA      Administra-     Service       B         C       Management
 Portfolio      Units     tion Units       Units      Units     Units       Shares
Prime
 Obligations       x            x             x          x         x           x
------------------------------------------------------------------------------------
Money Market       x            x             x                                x
------------------------------------------------------------------------------------
Government         x            x             x                                x
------------------------------------------------------------------------------------
Treasury
 Obligations       x            x             x
------------------------------------------------------------------------------------
Treasury
 Instruments       x            x             x
------------------------------------------------------------------------------------
Federal            x            x             x
------------------------------------------------------------------------------------
Tax-Exempt
 Diversified       x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 California        x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 New York          x            x             x                                x

The investment objective of the portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1997 (tax year end), the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                   YEARS OF
   PORTFOLIO             AMOUNT   EXPIRATION
   ---------            -------- ------------
Tax-Exempt Diversified  $189,400 1998 to 2005
Tax-Exempt New York        6,519 1999 to 2004
Tax-Exempt California     28,689 2000 to 2003

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Expenses---
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are generally allocated to the portfolios based on each portfolio's relative average net assets for the period.
 Unitholders of ILA Administration, ILA Service, ILA B ILA C and Cash Management classes bear all expenses and fees paid to service and distribution organizations for their services with respect to such classes as well as other expenses (subject to expense limitations) which are directly attributable to such classes.

3. AGREEMENTS
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser (the "Adviser") pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to general supervision by the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the six months ended June 30, 1998, GSAM has voluntarily agreed to waive a portion of its management fees for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
 Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation except for the ILA Class B and ILA Class C Units of Prime Obligations Portfolio. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding authorized dealer service, distribution, administration and service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately .43% of the average net assets of each portfolio.
 For the six months ended June 30, 1998, the Adviser waived certain fees and expenses such that annualized "Management Fees", "Other Expenses" and "Total Operating Expenses" actually incurred by the portfolios based on average net assets were as follows:

                 Management    Other    Total Operating
   Portfolio      Fees (%)  Expenses(%)   Expenses(%)
Prime
 Obligations        .35         .07           .42
-------------------------------------------------------
Money Market        .32         .06           .38
-------------------------------------------------------
Government          .35         .07           .42
-------------------------------------------------------
Treasury
 Obligations        .35         .07           .42
-------------------------------------------------------
Treasury
 Instruments        .18         .06           .24
-------------------------------------------------------
Federal             .22         .06           .28
-------------------------------------------------------
Tax-Exempt
 Diversified        .26         .06           .32
-------------------------------------------------------
Tax-Exempt
 California         .35         .06           .41
-------------------------------------------------------
Tax-Exempt New
 York               .27         .06           .33

 The ILA Class B Units, ILA Class C Units and Cash Management Shares have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal, on an annual basis, of up to .75% of the average daily net assets attributable to ILA Class B Units and ILA Class C Units and
 .50% of the average daily net assets attributable to Cash Management Shares. Currently, Goldman Sachs has voluntarily agreed to limit the amount of such
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------
3. AGREEMENTS (continued)
distribution fees on an annual basis, up to .07% of the average daily net assets attributable to Cash Management Shares.
 The ILA Class B Units and ILA Class C Units of Prime Obligations Portfolio have also adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA Class B Units and ILA Class C Units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA Class B and Class C units' average daily net assets.
 The chart below outlines the fee waivers and expense reimbursements for the six months ended June 30, 1998 and amounts owed to and due from Goldman Sachs at June 30, 1998 (in thousands):

                                                     Amounts
                                             Amounts   due
                 Management  Expense         due to   from
                    Fee     Reimburse-       Goldman Goldman
   Portfolio       Waived     ments    Total  Sachs   Sachs
Prime
 Obligations       $ --        $49     $  49  $304    $--
------------------------------------------------------------
Money Market         225        97       322   412      67
------------------------------------------------------------
Government           --         67        67   140      34
------------------------------------------------------------
Treasury
 Obligations         --         44        44   216      20
------------------------------------------------------------
Treasury
 Instruments         577        95       672   155      41
------------------------------------------------------------
Federal            1,672        72     1,744   625      37
------------------------------------------------------------
Tax-Exempt
 Diversified         777       --        777   404     --
------------------------------------------------------------
Tax-Exempt
 California          --        --        --    198     --
------------------------------------------------------------
Tax-Exempt New
 York                 54        54       108    30      49

4. ADMINISTRATION AND SERVICE PLANS
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and Cash Management Shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15%,
 .40% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5. LINE OF CREDIT FACILITY
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the six months ended June 30, 1998, ILA did not have any borrowings under this facility.

6. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a custodian.

7. JOINT REPURCHASE AGREEMENT ACCOUNTS
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. At June 30, 1998, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint repurchase account of $19,300,000, $148,400,000, $103,700,000 and $400,600,000 in principal amount, respectively. At June 30, 1998, the repurchase agreements in this joint account,
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
7. JOINT REPURCHASE AGREEMENT ACCOUNTS (continued) along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
JOINT REPURCHASE ACCOUNT
Donaldson, Lufkin & Jenrette, Inc., Dated 06/30/98, Repurchase price
 $700,113,750 (Total collateral value $714,000,528 consisting of U.S.
 Treasury Stripped Interest Only Securities: 08/15/98-05/15/08; U.S.
 Treasury Stripped Principal Only Securities: 7.75%-11.63%, 02/15/99-
 08/15/05)
$700,000,000           5.85%                      07/01/1998                   $  700,000,000
Morgan Stanley Dean Witter, Inc., Dated 06/30/98, Repurchase price
 $825,136,354 (U.S. Treasury Bills: $841,583,488, 10/08/98-04/29/99)
 825,000,000           5.95                       07/01/1998                      825,000,000
Salomon-Smith Barney, Inc., Dated 06/30/98, Repurchase price $900,148,750
 (Total collateral value $919,161,768 consisting of U.S. Treasury Bill:
 08/20/98; U.S. Treasury Stripped Interest Only Securities: 05/15/05-
 05/15/06; U.S. Treasury Stripped Principal Only Security: 11.63%,
 11/15/04)
 900,000,000           5.95                       07/01/1998                      900,000,000
Swiss Bank Corp., Dated 06/30/98, Repurchase price $983,759,835 (Total collateral value $1,004,172,534 consisting of U.S. Treasury Inflation
 Indexed Notes: 3.38%-3.63%, 07/15/02-01/15/08, U.S. Treasury Notes:
 5.13%-8.88%, 11/15/98-05/15/07)
 983,600,000           5.85                       07/01/1998                      983,600,000
---------------------------------------------------------------------------------------------
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                       $3,408,600,000
---------------------------------------------------------------------------------------------

At June 30, 1998, the Prime Obligations and Money Market Portfolios had also invested in the following joint repurchase account II, which equaled $50,000,000 and $50,000,000 in principal amount, respectively.
At June 30, 1998, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
JOINT REPURCHASE ACCOUNT II
CIBC Oppenheimer, Inc., Dated 06/30/98, Repurchase price $250,039,583
 (FHLMC: $255,475,165, 7.00%, 12/01/27)
$250,000,000           5.70%                      07/01/1998                   $  250,000,000
Lehman Brothers Inc., Dated 06/30/98, Repurchase price $300,050,000 (Total collateral value $305,999,913 consisting of FHLMC: 6.00%-12.50%,
 09/01/98-06/01/28; FNMA: 6.00%-9.50%, 03/01/02-08/01/26)
 300,000,000           6.00                       07/01/1998                      300,000,000
Lehman Brothers Inc., Dated 06/30/98, Repurchase price $270,043,875 (Total collateral value $275,398,468 consisting of FHLMC: 5.50%-12.00%,
 10/01/98-11/01/27; FNMA: 6.29%-9.50%, 05/01/02-07/01/25)
 270,000,000           5.85                       07/01/1998                      270,000,000
Salomon-Smith Barney, Inc., Dated 06/30/98, Repurchase price $264,442,231
 (Total collateral value $269,848,754 consisting of U.S. Treasury Stripped
 Interest Only Security: 05/14/04; U.S. Treasury Stripped Principal Only
 Securities: 7.50%-8.75%, 08/15/00-11/15/01)
 264,400,000           5.75                       07/01/1998                      264,400,000
---------------------------------------------------------------------------------------------
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II                                    $1,084,400,000
---------------------------------------------------------------------------------------------

8. OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
9. SUMMARY OF UNIT TRANSACTIONS (AT $1.00 PER UNIT)

  Unit activity for the six months ended June 30, 1998 is as follows:

                                   ILA             ILA
                                  PRIME           MONEY            ILA
                               OBLIGATIONS        MARKET        GOVERNMENT
                                PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------
  ILA UNITS:
  Units sold                   2,791,387,134   3,782,358,197   1,164,833,785
  Reinvestment of dividends
   and distributions              15,751,687      25,752,781       6,569,050
  Units repurchased           (2,900,971,944) (3,686,123,459) (1,304,641,838)
                                        -------------------------------------
                                 (93,833,123)    121,987,519    (133,239,003)
-----------------------------------------------------------------------------
  ILA ADMINISTRATION UNITS:
  Units sold                     206,159,245   1,829,054,989      15,445,883
  Reinvestment of dividends
   and distributions                 886,154       7,712,823         148,795
  Units repurchased             (194,250,430) (1,826,554,428)    (17,218,447)
                                        -------------------------------------
                                  12,794,969      10,213,384      (1,623,769)
-----------------------------------------------------------------------------
  ILA SERVICE UNITS:
  Units sold                     720,497,555      73,400,988     155,884,242
  Reinvestment of dividends
   and distributions               1,711,367         174,821       1,716,185
  Units repurchased             (706,965,614)    (56,460,082)   (150,148,288)
                                        -------------------------------------
                                  15,243,308      17,115,727       7,452,139
-----------------------------------------------------------------------------
  ILA CLASS B UNITS:
  Units sold                       4,303,559             --              --
  Reinvestment of dividends
   and distributions                  32,567             --              --
  Units repurchased               (3,202,741)            --              --
                                        -------------------------------------
                                   1,133,385             --              --
-----------------------------------------------------------------------------
  ILA CLASS C UNITS:
  Units sold                       9,301,929             --              --
  Reinvestment of dividends
   and distributions                  12,505             --              --
  Units repurchased               (8,863,859)            --              --
                                        -------------------------------------
                                     450,575             --              --
-----------------------------------------------------------------------------
  CASH MANAGEMENT SHARES:(A)
  Units sold                           1,501           1,501           1,501
  Reinvestment of dividends
   and distributions                       6               6               6
  Units repurchased                      --              --              --
                                        -------------------------------------
                                       1,507           1,507           1,507
-----------------------------------------------------------------------------
  Net increase (decrease) in
   units                         (64,209,379)    149,318,137    (127,409,126)
-----------------------------------------------------------------------------

(a) Cash Management Shares activity commenced May 1, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       ILA             ILA                            ILA             ILA            ILA
     TREASURY        TREASURY         ILA          TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT
   OBLIGATIONS     INSTRUMENTS      FEDERAL       DIVERSIFIED      CALIFORNIA      NEW YORK
    PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------
   1,513,718,239    936,887,634   5,526,731,892   5,866,652,524   1,799,548,508   273,563,634
       7,041,565      6,259,603      48,763,456      24,332,897       9,598,192     1,704,839
  (1,403,960,563)  (950,356,337) (5,782,717,636) (5,794,486,502) (1,786,104,071) (285,862,189)
----------------------------------------------------------------------------------------------
     116,799,241     (7,209,100)   (207,222,288)     96,498,919      23,042,629   (10,593,716)
----------------------------------------------------------------------------------------------
     420,364,872    200,808,339   1,881,572,132      57,661,008      14,717,418   158,364,000
         311,276        479,890       8,208,469          61,658             --        333,082
    (437,651,002)  (207,631,440) (1,886,289,428)    (63,159,904)    (11,238,653) (167,126,136)
----------------------------------------------------------------------------------------------
     (16,974,854)    (6,343,211)      3,491,173      (5,437,238)      3,478,765    (8,429,054)
----------------------------------------------------------------------------------------------
     290,416,378    307,447,667      90,166,497      43,748,416             --            --
         493,941         38,912         104,199         310,607              20            21
    (303,967,306)  (276,075,685)    (93,238,244)    (42,873,667)            --            --
----------------------------------------------------------------------------------------------
     (13,056,987)    31,410,894      (2,967,548)      1,185,356              20            21
----------------------------------------------------------------------------------------------
             --             --              --              --              --            --
             --             --              --              --              --            --
             --             --              --              --              --            --
----------------------------------------------------------------------------------------------
             --             --              --              --              --            --
----------------------------------------------------------------------------------------------
             --             --              --              --              --            --
             --             --              --              --              --            --
             --             --              --              --              --            --
----------------------------------------------------------------------------------------------
             --             --              --              --              --            --
----------------------------------------------------------------------------------------------
             --             --              --            1,501           1,501         1,501
             --             --              --                4               4             4
             --             --              --              --              --            --
----------------------------------------------------------------------------------------------
             --             --              --            1,505           1,505         1,505
----------------------------------------------------------------------------------------------
      86,767,400     17,858,583    (206,698,663)     92,248,542      26,522,919   (19,021,244)
----------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
9. SUMMARY OF UNIT TRANSACTIONS (AT $1.00 PER UNIT) (continued)

 Unit activity for the year ended December 31, 1997:


                                    ILA             ILA
                                   PRIME           MONEY            ILA
                                OBLIGATIONS        MARKET        GOVERNMENT
                                PORTFOLIO(A)     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------
ILA UNITS:
Units sold                      6,992,549,668   6,229,278,910   3,133,684,985
Reinvestment of dividends and
 distributions                     32,469,384      40,419,776      13,509,545
Units repurchased              (7,313,358,850) (6,166,699,293) (3,381,375,693)
                                        --------------------------------------
                                 (288,339,798)    102,999,393    (234,181,163)
------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
Units sold                        305,758,205   3,772,593,876      76,180,173
Reinvestment of dividends and
 distributions                      1,666,739      14,007,620         255,167
Units repurchased                (303,053,312) (3,736,379,689)   (102,298,068)
                                        --------------------------------------
                                    4,371,632      50,221,807     (25,862,728)
------------------------------------------------------------------------------
ILA SERVICE UNITS:
Units sold                        793,008,962     175,127,415     421,437,623
Reinvestment of dividends and
 distributions                      2,516,141         361,488       3,470,497
Units repurchased                (801,916,230)   (183,816,904)   (435,334,174)
                                        --------------------------------------
                                   (6,391,127)     (8,328,001)    (10,426,054)
------------------------------------------------------------------------------
ILA CLASS B UNITS:
Units sold                          6,341,071             --              --
Reinvestment of dividends and
 distributions                         19,157             --              --
Units repurchased                  (5,132,727)            --              --
                                        --------------------------------------
                                    1,227,501             --              --
------------------------------------------------------------------------------
ILA CLASS C UNITS:
Units sold                          2,580,301             --              --
Reinvestment of dividends and
 distributions                            966             --              --
Units repurchased                    (684,310)            --              --
                                        --------------------------------------
                                    1,896,957             --              --
------------------------------------------------------------------------------
Net increase (decrease) in
 units                           (287,234,835)    144,893,199    (270,469,945)
------------------------------------------------------------------------------

(a) ILA Prime Obligations Portfolio C unit activity commenced August 15, 1997.
(b) ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio Service unit activity commenced September 15, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       ILA              ILA                              ILA             ILA            ILA
     TREASURY         TREASURY           ILA          TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT
   OBLIGATIONS      INSTRUMENTS        FEDERAL       DIVERSIFIED      CALIFORNIA      NEW YORK
    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO(B)   PORTFOLIO(B)
-------------------------------------------------------------------------------------------------
   3,424,838,381    2,560,753,797   12,019,743,098   9,577,662,569   3,352,291,159   495,921,548
      11,264,434       15,705,121       86,047,218      42,436,074      14,638,445     2,353,341
  (3,420,432,815)  (2,955,211,656) (12,358,958,269) (9,655,040,327) (3,216,403,921) (465,562,390)
-------------------------------------------------------------------------------------------------
      15,670,000     (378,752,738)    (253,167,953)    (34,941,684)    150,525,683    32,712,499
-------------------------------------------------------------------------------------------------
     878,884,012      330,854,584    4,080,488,784      87,602,648       1,277,453   331,727,066
         510,538          973,977       15,900,268         171,471             283       963,862
    (864,080,649)    (370,865,445)  (4,360,940,804)   (118,904,272)     (1,059,438) (345,017,178)
-------------------------------------------------------------------------------------------------
      15,313,901      (39,036,884)    (264,551,752)    (31,130,153)        218,298   (12,326,250)
-------------------------------------------------------------------------------------------------
     907,340,974      778,763,518      714,640,493     178,571,363           1,500         1,500
       1,355,624          142,007        1,275,132         757,748               9            10
    (928,043,036)    (867,399,159)    (873,795,549)   (177,736,939)            --            --
-------------------------------------------------------------------------------------------------
     (19,346,438)     (88,493,634)    (157,879,924)      1,592,172           1,509         1,510
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
             --               --               --              --              --            --
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
             --               --               --              --              --            --
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
      11,637,463     (506,283,256)    (675,599,629)    (64,479,665)    150,745,490    20,387,759
-------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                                  Income from investment
                                       operations(d)
                            -----------------------------------
                  Net asset            Net realized    Total                      Net asset
                  value at     Net       gain on    income from                   value at
                  beginning investment  investment  investment    Distributions      end      Total
                  of period   income   transactions operations  to unitholders(d) of period return(a)
               ---------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30,
(UNAUDITED)
---------------------------------
1998-ILA units..    $1.00    $0.0262          --      $0.0262       $(0.0262)       $1.00     5.34%(b)
1998-ILA
Administration
units...........     1.00     0.0255          --       0.0255        (0.0255)        1.00     5.18(b)
1998-ILA Service
units...........     1.00     0.0243          --       0.0243        (0.0243)        1.00     4.94(b)
1998-ILA B
units...........     1.00     0.0212          --       0.0212        (0.0212)        1.00     4.32(b)
1998-ILA C
units...........     1.00     0.0214          --       0.0214        (0.0214)        1.00     4.32(b)
1998-Cash
Management
shares(c).......     1.00     0.0082          --       0.0082        (0.0082)        1.00     4.67(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00     0.0524          --       0.0524        (0.0524)        1.00     5.38
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511        (0.0511)        1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485        (0.0485)        1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433        (0.0433)        1.00     4.33
1997-ILA C
units(c)........     1.00     0.0365          --       0.0365        (0.0365)        1.00     4.41(b)
1996-ILA units..     1.00     0.0511          --       0.0511        (0.0511)        1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497        (0.0497)        1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474        (0.0474)        1.00     4.80
1996-ILA B
units(c)........     1.00     0.0262          --       0.0262        (0.0262)        1.00     3.97(b)
1995-ILA units..     1.00     0.0566          --       0.0566        (0.0566)        1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551        (0.0551)        1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522        (0.0522)        1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394        (0.0394)        1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379        (0.0379)        1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365        (0.0365)        1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293        (0.0293)        1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278        (0.0278)        1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251        (0.0252)        1.00     2.56
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
               ---------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30,
(UNAUDITED)
---------------------------------
1998-ILA units..      0.42%(b)     5.28%(b)  $772,613      0.43%(b)     5.27%(b)
1998-ILA
Administration
units...........      0.57(b)      5.13(b)     40,905      0.58(b)      5.12(b)
1998-ILA Service
units...........      0.82(b)      4.90(b)     93,559      0.83(b)      4.89(b)
1998-ILA B
units...........      1.42(b)      4.27(b)      2,707      1.43(b)      4.26(b)
1998-ILA C
units...........      1.42(b)      4.32(b)      2,348      1.43(b)      4.31(b)
1998-Cash
Management
shares(c).......      0.99(b)      4.71(b)          2      1.43(b)      4.27(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42         5.24       866,445      0.43         5.23
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(c)........      1.42(b)      4.39(b)      1,897      1.43(b)      4.38(b)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(c)........      1.41(b)      4.09(b)        346      1.43(b)      4.07(b)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Class B Unit, ILA Class C Unit, and Cash Management Shares activity commenced May 8, 1996, August 15, 1997 and May 1, 1998, respectively.
(d) Calculated based on the average units outstanding methodology.

------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations(d)
                            -------------------------------------------
                  Net asset                Net realized       Total                      Net asset
                  value at      Net           gain on      income from    Distributions  value at
                  beginning investment      investment      investment          to          end      Total
                  of period   income       transactions     operations    unitholders(d) of period return(a)
              -----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30,
(UNAUDITED)
---------------------------------
1998-ILA units..    $1.00    $     0.0263             --     $     0.0263    $(0.0263)     $1.00     5.38%(b)
1998-ILA
Administration
units...........     1.00          0.0256             --           0.0256     (0.0256)      1.00     5.22(b)
1998-ILA Service
units...........     1.00          0.0243             --           0.0243     (0.0243)      1.00     4.96(b)
1998-Cash
Management
shares(c).......     1.00          0.0082             --           0.0082     (0.0082)      1.00     4.73(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00          0.0531                          0.0531     (0.0531)      1.00     5.43
1997-ILA
Administration
units...........     1.00          0.0515              --          0.0515     (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00          0.0490              --          0.0490     (0.0490)      1.00     5.01
1996-ILA units..     1.00          0.0515          0.0001          0.0516     (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00          0.0500          0.0001          0.0501     (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00          0.0475          0.0001          0.0476     (0.0476)      1.00     4.86
1995-ILA units..     1.00          0.0571              --          0.0571     (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00          0.0555              --          0.0555     (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00          0.0529              --          0.0529     (0.0529)      1.00     5.43
1994-ILA units..     1.00          0.0401              --          0.0401     (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00          0.0388              --          0.0388     (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00          0.0364              --          0.0364     (0.0364)      1.00     3.72
1993-ILA units..     1.00          0.0296          0.0003          0.0299     (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00          0.0281          0.0003          0.0284     (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00          0.0257          0.0002          0.0259     (0.0259)      1.00     2.62
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                                                                    Ratio of net
                               Ratio of net    Net                   investment
                  Ratio of net  investment  assets at  Ratio of net  income to
                  expenses to   income to      end     expenses  to   average
                  average net  average net  of period  average net      net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30,
(UNAUDITED)
---------------------------------
1998-ILA units..      0.38%(b)     5.31%(b)  $928,084      0.42%(b)     5.27%(b)
1998-ILA
Administration
units...........      0.53(b)      5.16(b)    317,693      0.57(b)      5.12(b)
1998-ILA Service
units...........      0.78(b)      4.90(b)     37,632      0.82(b)      4.86(b)
1998-Cash
Management
shares(c).......      0.95(b)      4.74(b)          2      1.42(b)      4.27(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37         5.31       806,096      0.42         5.26
1997-ILA
Administration
units...........      0.52         5.15       307,480      0.57         5.10
1997-ILA Service
units...........      0.77         4.90        20,517      0.82         4.85
1996-ILA units..      0.36         5.15       703,097      0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00       257,258      0.58         4.93
1996-ILA Service
units...........      0.76         4.75        28,845      0.83         4.68
1995-ILA units..      0.36         5.71       574,155      0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55       164,422      0.57         5.49
1995-ILA Service
units...........      0.76         5.29        23,080      0.82         5.23
1994-ILA units..      0.35         4.01       559,470      0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88       145,867      0.58         3.80
1994-ILA Service
units...........      0.75         3.61        21,862      0.83         3.53
1993-ILA units..      0.35         2.96       699,604      0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81       150,452      0.58         2.73
1993-ILA Service
units...........      0.75         2.57        11,166      0.83         2.49

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Cash Management Shares activity commenced May 1, 1998.
(d) Calculated based on the average units outstanding methodology.


------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                              Income from investment operations(d)
                             ------------------------------------------
                                                 Net
                  Net assets                  realized        Total                         Net asset
                   value at      Net           gain on     income from                      value at
                  beginning  investment      investment     investment      Distributions      end      Total
                  of period    income       transactions    operations    to unitholders(d) of period return(a)
               -------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..    $1.00     $     0.0258              --   $     0.0258     $(0.0258)       $1.00     5.26%(b)
1998-ILA
Administration
units...........     1.00           0.0250              --         0.0250      (0.0250)        1.00     5.10(b)
1998-ILA Service
units...........     1.00           0.0238              --         0.0238      (0.0238)        1.00     4.86(b)
1998-Cash
Management
shares(c).......     1.00           0.0080              --         0.0080      (0.0080)        1.00     4.61(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00           0.0516              --         0.0516      (0.0516)        1.00     5.31
1997-ILA
Administration
units...........     1.00           0.0499              --         0.0499      (0.0498)        1.00     5.15
1997-ILA Service
units...........     1.00           0.0478              --         0.0478      (0.0478)        1.00     4.89
1996-ILA units..     1.00           0.0504          0.0001         0.0505      (0.0504)        1.00     5.15
1996-ILA
Administration
units...........     1.00           0.0489          0.0001         0.0490      (0.0489)        1.00     4.99
1996-ILA Service
units...........     1.00           0.0463          0.0001         0.0464      (0.0463)        1.00     4.73
1995-ILA units..     1.00           0.0562          0.0002         0.0564      (0.0564)        1.00     5.77
1995-ILA
Administration
units...........     1.00           0.0549          0.0002         0.0551      (0.0551)        1.00     5.62
1995-ILA Service
units...........     1.00           0.0519          0.0002         0.0521      (0.0521)        1.00     5.35
1994-ILA units..     1.00           0.0378          0.0002         0.0380      (0.0380)        1.00     3.94
1994-ILA
Administration
units...........     1.00           0.0362          0.0002         0.0364      (0.0364)        1.00     3.79
1994-ILA Service
units...........     1.00           0.0350          0.0002         0.0352      (0.0352)        1.00     3.53
1993-ILA units..     1.00           0.0282          0.0008         0.0290      (0.0291)        1.00     2.94
1993-ILA
Administration
units...........     1.00           0.0267          0.0008         0.0275      (0.0276)        1.00     2.79
1993-ILA Service
units...........     1.00           0.0242          0.0006         0.0248      (0.0250)        1.00     2.53
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
               -------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..      0.42%(b)     5.21%(b) $  327,218     0.45%(b)     5.18%(b)
1998-ILA
Administration
units...........      0.57(b)      5.05(b)       8,568     0.60(b)      5.02(b)
1998-ILA Service
units...........      0.82(b)      4.80(b)      91,251     0.85(b)      4.77(b)
1998-Cash
Management
shares(c).......      0.99(b)      4.64(b)           2     1.45(b)      4.18(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42         5.16        460,457     0.42         5.16
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Cash Management Shares activity commenced May 1, 1998.
(d) Calculated based on the average units outstanding methodology.



------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations(c)
                            -------------------------------------------
                  Net asset                Net realized       Total                      Net asset
                  value at      Net           gain on      income from    Distributions  value at
                  beginning investment      investment      investment          to          end      Total
                  of period   income       transactions     operations    unitholders(c) of period return(a)
               ----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..    $1.00    $     0.0256    $     0.0002    $     0.0258    $(0.0258)     $1.00     5.24%(b)
1998-ILA
Administration
units...........     1.00          0.0249          0.0002          0.0251     (0.0251)      1.00     5.08(b)
1998-ILA Service
units...........     1.00          0.0236          0.0002          0.0238     (0.0238)      1.00     4.84(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00          0.0514          0.0001          0.0515     (0.0513)      1.00     5.26
1997-ILA
Administration
units...........     1.00          0.0500          0.0001          0.0501     (0.0508)      1.00     5.10
1997-ILA Service
units...........     1.00          0.0474          0.0001          0.0475     (0.0478)      1.00     4.84
1996-ILA units..     1.00          0.0498          0.0002          0.0500     (0.0500)      1.00     5.11
1996-ILA
Administration
units...........     1.00          0.0483          0.0003          0.0486     (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00          0.0459          0.0001          0.0460     (0.0460)      1.00     4.69
1995-ILA units..     1.00          0.0551          0.0007          0.0558     (0.0558)      1.00     5.73
1995-ILA
Administration
units...........     1.00          0.0537          0.0007          0.0544     (0.0544)      1.00     5.57
1995-ILA Service
units...........     1.00          0.0511          0.0007          0.0518     (0.0518)      1.00     5.31
1994-ILA units..     1.00          0.0377              --          0.0377     (0.0377)      1.00     3.91
1994-ILA
Administration
units...........     1.00          0.0368              --          0.0368     (0.0368)      1.00     3.75
1994-ILA Service
units...........     1.00          0.0340              --          0.0340     (0.0340)      1.00     3.49
1993-ILA units..     1.00          0.0279          0.0006          0.0285     (0.0286)      1.00     2.89
1993-ILA
Administration
units...........     1.00          0.0264          0.0006          0.0270     (0.0270)      1.00     2.74
1993-ILA Service
units...........     1.00          0.0239          0.0006          0.0245     (0.0246)      1.00     2.48
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
               ----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..      0.42%(b)     5.16%(b) $ 707,194      0.43%(b)     5.15%(b)
1998-ILA
Administration
units...........      0.57(b)      5.02(b)    107,188      0.58(b)      5.01(b)
1998-ILA Service
units...........      0.82(b)      4.76(b)     91,078      0.83(b)      4.75(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42         5.12       590,381      0.42         5.12
1997-ILA
Administration
units...........      0.57         4.99       124,159      0.57         4.99
1997-ILA Service
units...........      0.82         4.73       104,133      0.82         4.73
1996-ILA units..      0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........      0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      0.81         4.59       123,483      0.83         4.57
1995-ILA units..      0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........      0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      0.81         5.11       119,692      0.83         5.09
1994-ILA units..      0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........      0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      0.80         3.40       108,972      0.84         3.35
1993-ILA units..      0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........      0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      0.80         2.39       185,506      0.83         2.36

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Calculated based on the average units outstanding methodology.


------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations(c)
                            -------------------------------------------
                  Net asset                Net realized       Total                      Net asset
                  value at      Net           gain on      income from    Distributions  value at
                  beginning investment      investment      investment          to          end      Total
                  of period   income       transactions     operations    unitholders(c) of period return(a)
              -----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units      $1.00    $     0.0251    $     0.0002    $     0.0253    $(0.0253)     $1.00     5.16%(b)
1998-ILA
Administration
units...........     1.00          0.0244          0.0002          0.0246     (0.0246)      1.00     5.00(b)
1998-ILA Service
units...........     1.00          0.0231          0.0002          0.0233     (0.0233)      1.00     4.76(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00          0.0502          0.0001          0.0503     (0.0503)      1.00     5.17
1997-ILA
Administration
units...........     1.00          0.0488          0.0001          0.0489     (0.0489)      1.00     5.01
1997-ILA Service
units...........     1.00          0.0463          0.0001          0.0464     (0.0464)      1.00     4.75
1996-ILA units..     1.00          0.0496          0.0004          0.0500     (0.0500)      1.00     5.10
1996-ILA
Administration
units...........     1.00          0.0482          0.0004          0.0486     (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00          0.0456          0.0004          0.0460     (0.0460)      1.00     4.68
1995-ILA units..     1.00          0.0550          0.0006          0.0556     (0.0556)      1.00     5.70
1995-ILA
Administration
units...........     1.00          0.0534          0.0007          0.0541     (0.0540)      1.00     5.54
1995-ILA Service
units...........     1.00          0.0500          0.0005          0.0505     (0.0505)      1.00     5.28
1994-ILA units..     1.00          0.0397          0.0001          0.0398     (0.0398)      1.00     4.01
1994-ILA
Administration
units...........     1.00          0.0397          0.0001          0.0398     (0.0398)      1.00     3.85
1994-ILA Service
units...........     1.00          0.0371          0.0001          0.0372     (0.0372)      1.00     3.59
1993-ILA units..     1.00          0.0288          0.0006          0.0294     (0.0294)      1.00     2.98
1993-ILA
Administration
units...........     1.00          0.0273          0.0006          0.0279     (0.0279)      1.00     2.83
1993-ILA Service
units...........     1.00          0.0248          0.0006          0.0254     (0.0254)      1.00     2.57
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units        0.24%(b)     5.06%(b)  $323,032      0.44%(b)     4.86%(b)
1998-ILA
Administration
units...........      0.39(b)      4.91(b)     92,324      0.59(b)      4.71(b)
1998-ILA Service
units...........      0.64(b)      4.65(b)    326,813      0.84(b)      4.45(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.22         5.02       330,241      0.42         4.82
1997-ILA
Administration
units...........      0.37         4.88        98,667      0.57         4.68
1997-ILA Service
units...........      0.62         4.63       295,404      0.82         4.43
1996-ILA units..      0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........      0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........      0.61         4.56       383,901      0.83         4.34
1995-ILA units..      0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........      0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........      0.61         5.00       123,254      0.84         4.77
1994-ILA units..      0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........      0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........      0.60         3.72        74,451      0.83         3.49
1993-ILA units..      0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........      0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........      0.60         2.48        34,014      0.84         2.24

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Calculated based on the average units outstanding methodology.


------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations(d)
                            --------------------------------------------
                  Net asset                 Net realized      Total                       Net asset
                  value at      Net            gain on     income from     Distributions  value at
                  beginning investment       investment     investment           to          end      Total
                  of period   income        transactions    operations     unitholders(d) of period return(a)
              ------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..    $1.00    $       0.0262            --    $      0.0262    $(0.0262)    $ 1.00     5.34%(b)
1998-ILA
Administration
units...........     1.00            0.0255            --           0.0255     (0.0255)      1.00     5.20(b)
1998-ILA Service
units...........     1.00            0.0242            --           0.0242     (0.0242)      1.00     4.94(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00            0.0526            --           0.0526     (0.0526)      1.00     5.40
1997-ILA
Administration
units...........     1.00            0.0511            --           0.0511     (0.0511)      1.00     5.24
1997-ILA Service
units...........     1.00            0.0483            --           0.0483     (0.0483)      1.00     4.98
1996-ILA units..     1.00            0.0513            --           0.0513     (0.0513)      1.00     5.24
1996-ILA
Administration
units...........     1.00            0.0498            --           0.0498     (0.0498)      1.00     5.09
1996-ILA Service
units...........     1.00            0.0473            --           0.0473     (0.0473)      1.00     4.83
1995-ILA units..     1.00            0.0569            --           0.0569     (0.0569)      1.00     5.83
1995-ILA
Administration
units...........     1.00            0.0550            --           0.0550     (0.0550)      1.00     5.67
1995-ILA Service
units...........     1.00            0.0522            --           0.0522     (0.0522)      1.00     5.41
1994-ILA units..     1.00            0.0407            --           0.0407     (0.0407)      1.00     4.11
1994-ILA
Administration
units...........     1.00            0.0388            --           0.0388     (0.0388)      1.00     3.95
1994-ILA Service
units...........     1.00            0.0392            --           0.0392     (0.0392)      1.00     3.69
1993-ILA units..     1.00            0.0296            --           0.0296     (0.0296)      1.00     3.00
1993-ILA
Administration
units...........     1.00            0.0281            --           0.0281     (0.0281)      1.00     2.84
1993-ILA Service
units (c).......     1.00            0.0157            --           0.0157     (0.0157)      1.00     2.56(b)
                                                           Ratios assuming no
                                                          waiver of fees and no
                                                           expense limitations
                                                        -------------------------
                               Ratio of net     Net                  Ratio of net
                  Ratio of net  investment   assets at  Ratio of net  investment
                  expenses to   income to       end     expenses  to  income to
                  average net  average net   of period  average net  average net
                     assets       assets    (in 000's)     assets       assets
              ------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..      0.28%(b)     5.29%(b) $ 1,843,335     0.42%(b)     5.15%(b)
1998-ILA
Administration
units...........      0.43(b)      5.14(b)      533,491     0.57(b)      5.00(b)
1998-ILA Service
units...........      0.68(b)      4.89(b)       31,572     0.82(b)      4.75(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.27         5.26       2,050,559     0.41         5.12
1997-ILA
Administration
units...........      0.42         5.11         530,001     0.56         4.97
1997-ILA Service
units...........      0.67         4.83          34,540     0.81         4.69
1996-ILA units..      0.26         5.13       2,303,677     0.43         4.96
1996-ILA
Administration
units...........      0.41         4.98         794,537     0.58         4.81
1996-ILA Service
units...........      0.66         4.73         192,416     0.83         4.56
1995-ILA units..      0.26         5.69       1,731,935     0.42         5.53
1995-ILA
Administration
units...........      0.41         5.50         516,917     0.57         5.34
1995-ILA Service
units...........      0.66         5.22         102,576     0.82         5.06
1994-ILA units..      0.25         4.07       1,625,567     0.42         3.90
1994-ILA
Administration
units...........      0.40         3.88         329,896     0.57         3.71
1994-ILA Service
units...........      0.65         3.92          15,539     0.82         3.75
1993-ILA units..      0.25         2.96       1,430,292     0.42         2.79
1993-ILA
Administration
units...........      0.40         2.81         362,401     0.57         2.64
1993-ILA Service
units (c).......      0.65(b)      2.54(b)        1,425     0.82(b)      2.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
(d) Calculated based on the average units outstanding methodology.



------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                            Income from investment operations(d)
                            ------------------------------------
                  Net asset            Net realized     Total                      Net asset
                  value at     Net      gain (loss)  income from                   value at
                  beginning investment on investment investment    Distributions      end      Total
                  of period   income   transactions  operations  to unitholders(d) of period return(a)
            -------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30,
(UNAUDITED)
---------------------------------
1998-ILA units..    $1.00    $0.0161         --        $0.0161       $(0.0161)       $1.00     3.29%(b)
1998-ILA
Administration
units...........     1.00     0.0155         --         0.0155        (0.0155)        1.00     3.13(b)
1998-ILA Service
units...........     1.00     0.0142         --         0.0142        (0.0142)        1.00     2.88(b)
1998-Cash
Management
shares(c).......     1.00     0.0051         --         0.0051        (0.0051)        1.00     2.81(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00     0.0333                    0.0333        (0.0333)        1.00     3.39
1997-ILA
Administration
units...........     1.00     0.0316         --         0.0316        (0.0316)        1.00     3.23
1997-ILA Service
units...........     1.00     0.0297         --         0.0297        (0.0297)        1.00     2.97
1996-ILA units..     1.00     0.0320         --         0.0320        (0.0320)        1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306         --         0.0306        (0.0306)        1.00     3.09
1996-ILA Service
units...........     1.00     0.0279         --         0.0279        (0.0279)        1.00     2.84
1995-ILA units..     1.00     0.0365         --         0.0365        (0.0365)        1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351         --         0.0351        (0.0352)        1.00     3.57
1995-ILA Service
units...........     1.00     0.0324         --         0.0324        (0.0325)        1.00     3.31
1994-ILA units..     1.00     0.0264         --         0.0264        (0.0264)        1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250         --         0.0250        (0.0250)        1.00     2.55
1994-ILA Service
units...........     1.00     0.0220         --         0.0220        (0.0220)        1.00     2.30
1993-ILA units..     1.00     0.0222         --         0.0222        (0.0222)        1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207         --         0.0207        (0.0207)        1.00     2.09
1993-ILA Service
units...........     1.00     0.0183         --         0.0183        (0.0183)        1.00     1.84
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
            -------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30,
(UNAUDITED)
---------------------------------
1998-ILA units..      0.32%(b)     3.24%(b) $1,575,984     0.41%(b)     3.15%(b)
1998-ILA
Administration
units...........      0.47(b)      3.12(b)      22,530     0.56(b)      3.03(b)
1998-ILA Service
units...........      0.72(b)      2.86(b)      31,698     0.81(b)      2.77(b)
1998-Cash
Management
shares(c).......      0.89(b)      2.67(b)           2     1.41(b)      2.15(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32         3.33      1,479,486     0.41         3.24
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Cash Management Shares activity commenced May 1, 1998.
(d) Calculated based on the average units outstanding methodology.



------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                            Income from investment operations(e)
                            ------------------------------------
                  Net asset            Net realized     Total                      Net asset
                  value at     Net      gain (loss)  income from                   value at
                  beginning investment on investment investment    Distributions      end      Total
                  of period   income   transactions  operations  to unitholders(e) of period return(a)
               ----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..    $1.00    $0.0147         --        $0.0147       $(0.0147)       $1.00     3.00%(b)
1998-ILA
Administration
units...........     1.00     0.0150         --         0.0150        (0.0150)        1.00     2.86(b)
1998-ILA Service
units...........     1.00     0.0132         --         0.0132        (0.0132)        1.00     2.60(b)
1998-Cash
Management
shares (d)......     1.00     0.0047         --         0.0047        (0.0047)        1.00     2.57(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00     0.0310         --         0.0310        (0.0310)        1.00     3.15
1997-ILA
Administration
units...........     1.00     0.0298         --         0.0298        (0.0301)        1.00     3.00
1997-ILA Service
units (c).......     1.00     0.0085         --         0.0085        (0.0080)        1.00     2.87(b)
1996-ILA units..     1.00     0.0299         --         0.0299        (0.0299)        1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284         --         0.0284        (0.0284)        1.00     2.88
1995-ILA units..     1.00     0.0349         --         0.0349        (0.0350)        1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332         --         0.0332        (0.0332)        1.00     3.40
1994-ILA units..     1.00     0.0250         --         0.0250        (0.0250)        1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233         --         0.0233        (0.0233)        1.00     2.37
1993-ILA units..     1.00     0.0206         --         0.0206        (0.0206)        1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191         --         0.0191        (0.0191)        1.00     1.93
1993-ILA Service
units...........     1.00     0.0166         --         0.0166        (0.0166)        1.00     1.68
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
               ----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..      0.41%(b)     2.97%(b)  $614,043      0.41%(b)     2.97%(b)
1998-ILA
Administration
units...........      0.56(b)      3.03(b)      3,839      0.56(b)      3.03(b)
1998-ILA Service
units...........      0.81(b)      2.57(b)          2      0.81(b)      2.57(b)
1998-Cash
Management
shares (d)......      0.98(b)      2.40(b)          2      1.41(b)      1.97(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42         3.10       591,003      0.42         3.10
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (c).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) No Service units were outstanding for the years ended December 31, 1994, 1995 and 1996. ILA Service unit activity re-commenced during September of 1997.
(d) Cash Management Shares activity commenced May 1, 1998.
(e) Calculated based on the average units outstanding methodology.



------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                            Income from investment operations(d)
                            ------------------------------------
                  Net asset            Net realized     Total                      Net asset
                  value at     Net      gain (loss)  income from                   value at
                  beginning investment on investment investment    Distributions      end      Total
                  of period   income   transactions  operations  to unitholders(d) of period return(a)
               ----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..    $1.00    $0.0154         --        $0.0154       $(0.0154)       $1.00     3.17%(b)
1998-ILA
Administration
units...........     1.00     0.0149         --         0.0149        (0.0149)        1.00     3.00(b)
1998-ILA Service
units...........     1.00     0.0137         --         0.0137        (0.0137)        1.00     2.76(b)
1998-Cash
Management
shares(c).......     1.00     0.0048         --         0.0048        (0.0048)        1.00     2.75(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..     1.00     0.0325         --         0.0325        (0.0325)        1.00     3.29
1997-ILA
Administration
units...........     1.00     0.0310         --         0.0310        (0.0310)        1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089         --         0.0089        (0.0089)        1.00     3.02(b)
1996-ILA units..     1.00     0.0301         --         0.0301        (0.0301)        1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288         --         0.0288        (0.0288)        1.00     2.90
1995-ILA units..     1.00     0.0344         --         0.0344        (0.0344)        1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328         --         0.0328        (0.0328)        1.00     3.35
1994-ILA units..     1.00     0.0262         --         0.0262        (0.0262)        1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247         --         0.0247        (0.0247)        1.00     2.41
1993-ILA units..     1.00     0.0221         --         0.0221        (0.0221)        1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205         --         0.0205        (0.0205)        1.00     2.05
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net       Ratio of   Ratio of net
                  Ratio of net  investment  assets at      net       investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
               ----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1998-ILA units..      0.33%(b)     3.11%(b)  $92,295       0.49%(b)     2.95%(b)
1998-ILA
Administration
units...........      0.48(b)      3.00(b)    23,564       0.64(b)      2.84(b)
1998-ILA Service
units...........      0.73(b)      2.71(b)         2       0.89(b)      2.55(b)
1998-Cash
Management
shares(c).......      0.90(b)      2.54(b)         2       1.49(b)      1.95(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33         3.24      102,887       0.43         3.14
1997-ILA
Administration
units...........      0.48         3.09       31,993       0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)         2       0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01       70,175       0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88       44,319       0.58         2.77
1995-ILA units..      0.30         3.44       90,537       0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28       26,724       0.59         3.14
1994-ILA units..      0.24         2.62       84,517       0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47       38,970       0.62         2.24
1993-ILA units..      0.10         2.21       48,367       0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05       20,306       0.66         1.64

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Service unit and Cash Management Shares activity commenced September 15, 1997 and May 1, 1998, respectively.
(d) Calculated based on the average units outstanding methodology.



------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
--------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust--Money Market Funds, Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman

David B. Ford

Douglas C. Grip

John P. McNulty

Mary P. McPherson

Alan A. Shuch

Jackson W. Smart, Jr.

William H. Springer

Richard P. Strubel


OFFICERS

Douglas C. Grip, President

Jesse Cole, Vice President

James A. Fitzpatrick, Vice President

Anne Marcel, Vice President

Nancy L. Mucker, Vice President

John M. Perlowski, Treasurer

Michael J. Richman, Secretary

Howard B. Surloff, Assistant Secretary

Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,

Distribution and Transfer Agent



                                               Goldman Sachs Funds     [LOGO]
                                    One New York Plaza, 41st Floor     Goldman
                                                New York, NY 10004     Sachs